UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811- 23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

________

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

Sara A. Taylor

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2019

Date of reporting period: August 31, 2019

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic Trust

ANNUAL REPORT

AUGUST 31, 2019

Symmetry Panoramic US Equity Fund (SPUSX)
Symmetry Panoramic International Equity Fund (SPILX)
Symmetry Panoramic Global Equity Fund (SPGEX)
Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)
Symmetry Panoramic US Fixed Income Fund (SPUBX)
Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)
Symmetry Panoramic Global Fixed Income Fund (SPGBX)
Symmetry Panoramic Alternatives Fund (SPATX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports no longer will be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-844-796-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-844-796-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Symmetry Panoramic Funds if you invest directly with the Funds.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2019

TABLE OF CONTENTS

Shareholders’ Letter	1
Management Discussion of Fund Performance	5
Schedules of Investments	13
Statements of Assets and Liabilities	88
Statements of Operations	91
Statements of Changes in Net Assets	94
Financial Highlights	98
Notes to Financial Statements	106
Report of Independent Registered Public Accounting Firm	148
Trustees and Officers of the Trust	149
Disclosure of Fund Expenses	155
Notice to Shareholders	158

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-796-3863; and (ii) on the SEC’s website at http://www.sec.gov.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2019
(Unaudited)

Shareholders’ Letter

Dear Shareholders,

On behalf of the Symmetry Panoramic Trust, I am pleased to present you with our first annual report. The Symmetry Panoramic Funds are a series of eight mutual funds that feature a best-of-breed multi-factor approach designed to enable advisers and their investors to build diversified, fully asset-allocated investment portfolios.

Our results reflect an abbreviated year, as we launched our Funds on November 12, 2018 and our fiscal year ends August 31, 2019. Fortuitously, capital markets delivered largely positive results over that timeframe. Bond markets have performed very well, with US and global aggregate bonds turning in equity-like performances in excess of 10 percent. Global equity indices have mostly increased too, though small caps are a caveat, losing more than 2 percent.

Factor exposures were mixed for the year. While momentum, quality and minimum volatility factors all outperformed, the aforementioned small cap factor as well as the value factor, have underperformed the market. While value in particular has undergone a prolonged period of drought, our read of the evidence is that there is not a good reason to abandon the intuition behind value investing. We believe that buying stocks at a low price relative to fundamentals should lead to higher expected returns over time. See below for index return information representing major asset classes and style factors.

The Symmetry Panoramic Mutual Funds invest your assets based on a simple premise: that the best place to look for insights into capital markets is in the findings of academic research. Those findings have led us to an evidence-based approach that emphasizes stocks with characteristics, or factors, that have tended to outperform over the long haul. We advocate a patient, disciplined approach that relies on markets, not individual manager insights, to help our clients meet their goals.

We thank you for placing your trust in us and being a part of the launch year of the Symmetry Panoramic Trust.

11/12/2018 - 8/31/2019
Benchmarks
S&P 500 TR USD	7.01%
Russell 2000 TR USD	-2.37%
NASDAQ Composite TR USD	8.50%
MSCI EAFE NR USD	2.71%
DJ Industrial Average TR USD	3.70%
BBgBarc US Agg Bond TR USD	11.80%
BBgBarc Global Aggregate TR USD	9.93%
BBgBarc US Govt/Credit 1-5 Yr TR USD	6.20%

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2019
(Unaudited)

11/12/2018 - 8/31/2019
MSCI ACWI Ex USA IMI NR USD	2.70%
BBgBarc Global Aggregate TR Hdg USD	11.43%
DJ US Select REIT TR USD	12.90%
MSCI US Broad Market GR USD	6.49%
MSCI World All Cap NR USD	4.65%
S&P S/T National AMT Free Muni TR USD	3.88%
Factor Indices
MSCI ACWI Value NR USD	-0.19%
MSCI ACWI Small NR USD	0.51%
MSCI ACWI Momentum NR USD	10.66%
MSCI ACWI Quality NR USD	9.61%
MSCI ACWI Minimum Vol (USD) NR USD	11.22%
MSCI ACWI IMI NR USD	4.53%
MSCI USA Value GR USD	2.91%
MSCI USA Small Cap GR USD	1.64%
MSCI USA Momentum GR USD	11.09%
MSCI USA Quality GR USD	11.70%
MSCI USA Minimum Volatility (USD) GR USD	14.81%
MSCI USA GR USD	7.24%
MSCI World Ex USA Value NR USD	-3.55%
MSCI World Ex USA Small Cap NR USD	-0.33%
MSCI World ex US Momentum NR USD	7.35%
MSCI World ex USA Quality NR USD	10.82%
MSCI World ex USA Min Vol (USD) NR USD	8.14%
MSCI World ex USA NR USD	3.19%
MSCI EM Value NR USD	-1.84%
MSCI EM Small NR USD	0.32%
MSCI EM Momentum NR USD	9.95%
MSCI EM Quality NR USD	6.87%
MSCI EM Minimum Vol (USD) NR USD	4.30%
MSCI EM NR USD	3.11%
HFRI
HFRI FOF: Conservative Index	3.84%

Source: Morningstar

Sincerely,
Dana D’Auria
President, Symmetry Panoramic Trust

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2019
(Unaudited)

Symmetry Partners, LLC is an investment advisory firm registered with the Securities and Exchange Commission. The firm only transacts business in states where it is properly registered, or excluded or exempted from registration requirements. No one should assume that future performance of any specific investment, investment strategy, product, or non-investment related content made reference to directly or indirectly in this material will be profitable. As with any investment strategy, there is the possibility of profitability as well as loss.

Carefully consider the funds’ investment objectives, risk, and charges and expenses. This and other information can be found in the funds’ prospectus which may be obtained by visiting www.panoramicfunds.com or by calling 1-844-SYM-FUND (844-796-3863). Please read the prospectus carefully before investing.

The funds are distributed by SEI Investment Distribution Company (SIDCO). SIDCO is not affiliated with Symmetry Partners, LLC.

Diversification seeks to improve performance by spreading your investment dollars into various asset classes to add balance to your portfolio. Using this methodology, however, does not guarantee a profit or protection from loss in a declining market. Past performance does not guarantee future results.

© Morningstar 2018. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/ or its content providers; (2) may not be copied, adapted or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information, except where such damages or losses cannot be limited or excluded by law in your jurisdiction. Past financial performance is no guarantee of future results.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2019
(Unaudited)

Description of the Funds’ Indices

MSCI US Broad Market Index (Primary Benchmark for the Symmetry Panoramic US Equity Fund) captures broad US equity coverage. The index includes 3,021 constituents across large, mid, small and micro capitalizations, representing about 99% of the US equity universe.

MSCI ACWI ex USA Investable Market Index (net) (IMI) (Primary Benchmark for the Symmetry Panoramic International Equity Fund) captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 26 Emerging Markets (EM) countries. With 6,392 constituents, the index covers approximately 99% of the global equity opportunities set outside of the US.

MSCI ACWI Investable Market Index (net) (IMI) (Primary Benchmark for the Symmetry Panoramic Global Equity Fund and Symmetry Panoramic Tax-Managed Global Equity Fund) captures large, mid and small representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. With 8,820 constituents, the index id comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Barclays 1-5 Year US Government/Credit Index (Primary Benchmark for the Symmetry Panoramic US Fixed Income Fund) measures the performance of U.S. dollar-denominated U.S. Treasury, government related (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate fixed rate bonds that have a remaining maturity of greater than or equal to one year and less than five years.

S&P Short Term National AMT-Free Municipal Bond Index (Primary Benchmark for the Symmetry Panoramic Municipal Fixed Income Fund) is a market-value weighted index that is designed to measure the performance of investment-grade tax-exempt U.S. municipal bonds with an effective maturities of 1 month to 5 years. Bonds issued by U.S. territories, including Puerto Rico, are excluded from this index.

Bloomberg Barclays Capital Global Aggregate Hedged USD Index (Primary Benchmark for the Symmetry Panoramic Global Fixed Income Fund) measures global investment grade debt from twenty-four local currency markets hedged to the U.S. dollar. The multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

HFRI Fund of Funds Conservative Index (Primary Benchmark for the Symmetry Panoramic Alternatives Fund) measures the performance of funds of funds that exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. A fund in the HFRI Fund of Funds Conservative Index shows generally consistent performance regardless of market conditions.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2019
Cumulative Inception to Date*
Symmetry Panoramic US Equity Fund, Class I	6.26%
MSCI US Broad Market Index	8.63%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2019
Cumulative Inception to Date*
Symmetry Panoramic International Equity Fund, Class I	2.93%
MSCI ACWI ex USA Investable Market Index (net)	3.91%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2019
Cumulative Inception to Date*
Symmetry Panoramic Global Equity Fund, Class I	4.99%
MSCI ACWI Investable Market Index (net)	6.25%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2019
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2019
Cumulative Inception to Date*
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I	5.20%
MSCI ACWI Investable Market Index (net)	6.25%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC US FIXED INCOME FUND
AUGUST 31, 2019
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2019
Cumulative Inception to Date*
Symmetry Panoramic US Fixed Income Fund, Class I	7.75%
Bloomberg Barclays 1-5 Year US Government/Credit Index	6.20%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
AUGUST 31, 2019
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2019
Cumulative Inception to Date*
Symmetry Panoramic Municipal Fixed Income Fund, Class I	3.10%
S&P Short Term National AMT-Free Municipal Bond Index	3.88%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
AUGUST 31, 2019
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2019
Cumulative Inception to Date*
Symmetry Panoramic Global Fixed Income Fund, Class I	10.58%
Bloomberg Barclays Capital Global Aggregate Hedged USD Index	11.38%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC ALTERNATIVES FUND
AUGUST 31, 2019
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2019
Cumulative Inception to Date*
Symmetry Panoramic Alternatives Fund, Class I	2.39%
HFRI Fund of Funds Conservative Index	4.47%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

SECTOR WEIGHTINGS† (UNAUDITED)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 72.8%
	Shares	Value
EQUITY FUNDS — 72.8%
DFA Real Estate Securities Portfolio, Cl I	875,158	$35,793,977
DFA US Core Equity 2 Portfolio, Cl I (A)	6,426,780	139,461,118
DFA US Vector Equity Portfolio, Cl I (A)	7,852,568	139,226,024
iShares Edge MSCI Min Vol USA ETF	850,965	54,253,273
Total Registered Investment Companies
(Cost $350,611,817)		368,734,392

COMMON STOCK — 24.9%
COMMUNICATION SERVICES — 1.8%
AMC Networks, Cl A *	1,291	62,613
AT&T	10,613	374,214
Cable One	297	385,393
Cinemark Holdings	2,117	80,785
Comcast, Cl A	29,005	1,283,761
Discovery *	7,483	206,531
DISH Network, Cl A *	4,843	162,531
IAC *	1,686	429,323
Interpublic Group	2,870	57,056
Live Nation Entertainment *	965	67,077
Match Group	4,757	403,394
New York Times, Cl A	5,844	170,645

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Nexstar Media Group, Cl A	3,001	$296,769
Omnicom Group	2,491	189,465
Sinclair Broadcast Group, Cl A	7,168	319,478
T-Mobile US *	8,515	664,596
Twitter *	1,478	63,037
Verizon Communications	31,737	1,845,824
Viacom, Cl B	9,371	234,087
Walt Disney	13,218	1,814,303
		9,110,882
CONSUMER DISCRETIONARY — 2.9%
AutoZone *	492	542,031
Best Buy	1,170	74,470
Bright Horizons Family Solutions *	1,002	165,380
Burlington Stores *	650	131,618
Chipotle Mexican Grill, Cl A *	300	251,526
Columbia Sportswear	2,047	191,988
Darden Restaurants	3,614	437,222
Dick’s Sporting Goods	2,663	90,649
Dollar General	4,070	635,286
Domino’s Pizza	427	96,861
DR Horton	4,190	207,279
Etsy *	4,018	212,110
Expedia Group	940	122,294
Garmin	4,548	370,980
Gentex	8,426	224,132
Genuine Parts	1,067	96,340
Graham Holdings, Cl B	192	135,180
Grand Canyon Education *	1,200	150,720
H&R Block	6,011	145,586
Hasbro	1,024	113,121
Home Depot	292	66,550
Hyatt Hotels, Cl A	1,779	128,355
Lowe’s	5,456	612,163
Lululemon Athletica *	3,161	583,742
McDonald’s	4,779	1,041,679
NIKE, Cl B	13,131	1,109,570
NVR *	14	50,386
O’Reilly Automotive *	1,527	586,002

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Penske Automotive Group	1,240	$53,047
Planet Fitness, Cl A *	2,713	191,565
Pool	709	139,233
PulteGroup	10,623	359,057
Ross Stores	2,515	266,615
ServiceMaster Global Holdings *	2,316	132,105
Skechers U.S.A., Cl A *	3,878	122,777
Starbucks	13,185	1,273,143
Target	5,959	637,852
Tempur Sealy International *	4,189	323,056
TJX	13,373	735,114
Toll Brothers	3,014	109,077
Tractor Supply	3,527	359,331
Ulta Beauty *	1,383	328,781
Under Armour, Cl A *	6,938	129,116
VF	2,554	209,300
Williams-Sonoma	4,589	301,956
Yum! Brands	1,954	228,188
		14,472,533
CONSUMER STAPLES — 2.3%
Casey’s General Stores	2,181	366,081
Church & Dwight	5,934	473,415
Clorox	1,964	310,626
Costco Wholesale	4,096	1,207,337
Estee Lauder, Cl A	1,087	215,215
General Mills	5,252	282,558
Hershey	2,512	398,102
Hormel Foods	5,658	241,087
Kimberly-Clark	2,434	343,462
Lamb Weston Holdings	846	59,550
McCormick	3,030	493,496
Mondelez International, Cl A	9,119	503,551
PepsiCo	8,322	1,137,867
Philip Morris International	6,145	442,993
Pilgrim’s Pride *	1,382	43,063
Post Holdings *	1,914	190,807
Procter & Gamble	20,179	2,426,121
Sysco	4,746	352,770

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Tyson Foods, Cl A	2,686	$249,905
Walmart	17,880	2,042,969
		11,780,975
ENERGY — 0.2%
Cabot Oil & Gas	2,138	36,602
Chevron	5,621	661,704
Kinder Morgan	2,862	58,013
Phillips 66	2,406	237,304
Valero Energy	539	40,576
		1,034,199
FINANCIALS — 3.3%
Aflac	9,454	474,402
Alleghany *	456	341,685
Allstate	2,963	303,382
Ally Financial	11,314	354,694
American Express	6,607	795,285
American Financial Group	1,361	137,420
Ameriprise Financial	1,920	247,642
Aon	1,794	349,561
Arch Capital Group *	9,561	377,659
Assurant	1,374	169,002
Assured Guaranty	6,470	275,298
Axis Capital Holdings	4,645	285,157
BB&T	7,696	366,714
Capital One Financial	1,825	158,081
Chubb	3,348	523,225
Cincinnati Financial	1,993	224,193
Citizens Financial Group	3,134	105,741
CME Group, Cl A	1,934	420,239
Commerce Bancshares	1,367	78,015
Credit Acceptance *	728	329,529
Discover Financial Services	5,314	424,961
East West Bancorp	893	36,729
Erie Indemnity, Cl A	880	192,993
Evercore, Cl A	793	63,250
Everest Re Group	1,418	334,478
Fidelity National Financial	2,058	90,429
Fifth Third Bancorp	4,929	130,372

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
First American Financial	2,418	$141,332
First Citizens BancShares, Cl A	116	51,574
Franklin Resources	1,216	31,956
Globe Life	911	81,316
Hanover Insurance Group	1,940	258,311
Huntington Bancshares	15,565	206,236
JPMorgan Chase	18,896	2,075,915
Kemper	1,256	87,895
KeyCorp	6,318	104,879
Lincoln National	5,690	300,887
MarketAxess Holdings	626	248,910
Marsh & McLennan	3,072	306,862
Mercury General	3,542	189,497
MetLife	9,711	430,197
MGIC Investment	31,450	397,842
Nasdaq	1,248	124,600
Navient	11,010	140,267
Old Republic International	8,930	208,605
Popular	4,160	218,691
Primerica	836	99,626
Progressive	10,569	801,130
Prosperity Bancshares	663	43,042
Prudential Financial	3,313	265,338
Regions Financial	8,485	124,051
Reinsurance Group of America, Cl A	376	57,893
RenaissanceRe Holdings	1,201	216,841
SVB Financial Group *	460	89,525
Synchrony Financial	11,101	355,787
T Rowe Price Group	2,355	260,510
TCF Financial	2,067	79,703
Travelers	4,281	629,136
US Bancorp	6,137	323,359
WR Berkley	6,054	431,347
		16,973,196
HEALTH CARE — 2.9%
Abbott Laboratories	11,719	999,865
Amgen	1,150	239,913

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Anthem	2,508	$655,892
Bio-Rad Laboratories, Cl A *	401	135,422
Bio-Techne	249	47,701
Boston Scientific *	4,018	171,689
Bruker	5,809	250,774
Charles River Laboratories International *	979	128,445
Chemed	570	244,775
Danaher	5,669	805,508
DexCom *	816	140,034
Edwards Lifesciences *	805	178,581
Eli Lilly	7,962	899,467
Encompass Health	1,184	71,975
Exact Sciences *	1,724	205,535
Exelixis *	3,029	60,126
HCA Healthcare	1,339	160,948
Henry Schein *	4,803	295,961
Hill-Rom Holdings	809	87,113
Horizon Therapeutics *	12,709	351,150
Humana	281	79,582
ICU Medical *	429	69,391
IDEXX Laboratories *	676	195,864
Intuitive Surgical *	313	160,050
Ionis Pharmaceuticals *	3,809	240,767
Jazz Pharmaceuticals *	409	52,413
Johnson & Johnson	8,182	1,050,242
Laboratory Corp of America Holdings *	514	86,126
Masimo *	1,825	279,681
McKesson	922	127,485
Medtronic	6,013	648,743
Merck	20,745	1,793,820
Mettler-Toledo International *	338	221,995
Molina Healthcare *	723	94,192
Premier, Cl A *	2,877	101,443
Quest Diagnostics	524	53,642
ResMed	1,539	214,383
STERIS	1,111	171,538
Thermo Fisher Scientific	3,541	1,016,479
UnitedHealth Group	1,981	463,554

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Universal Health Services, Cl B	1,998	$288,871
Veeva Systems, Cl A *	2,831	454,036
Zimmer Biomet Holdings	899	125,141
Zoetis, Cl A	3,214	406,314
		14,526,626
INDUSTRIALS — 3.3%
Acuity Brands	1,220	153,000
AGCO	5,808	401,449
Alaska Air Group	1,595	95,254
Allegion	2,437	234,610
Allison Transmission Holdings	5,860	260,360
AMETEK	720	61,870
Armstrong World Industries	2,743	261,874
Boeing	1,418	516,280
Carlisle	1,965	284,846
CH Robinson Worldwide	657	55,510
Cintas	1,318	347,688
Clean Harbors *	1,422	104,588
Copart *	2,046	154,248
CSX	8,156	546,615
Cummins	2,426	362,129
Curtiss-Wright	535	65,612
Delta Air Lines	3,937	227,795
Donaldson	931	45,023
Dover	3,728	349,463
Eaton	4,619	372,846
Emerson Electric	5,485	326,851
Expeditors International of Washington	3,667	260,723
Fastenal	5,830	178,515
Flowserve	2,497	106,572
Gardner Denver Holdings *	5,957	170,847
HD Supply Holdings *	2,085	81,127
HEICO	2,752	398,132
Honeywell International	5,159	849,275
Hubbell, Cl B	1,886	247,330
IDEX	853	140,498
Ingersoll-Rand	4,673	565,854
ITT	4,885	278,054

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Jacobs Engineering Group	3,241	$287,995
JB Hunt Transport Services	840	90,754
Johnson Controls International	9,026	385,320
Landstar System	522	58,213
Lennox International	591	149,984
ManpowerGroup	2,552	208,600
Masco	3,249	132,332
Middleby *	2,055	225,351
Nordson	554	75,322
Norfolk Southern	3,043	529,634
Old Dominion Freight Line	1,014	166,053
Oshkosh	4,851	340,880
PACCAR	3,513	230,312
Parker-Hannifin	945	156,653
Republic Services, Cl A	5,686	507,476
Robert Half International	2,425	129,665
Roper Technologies	841	308,445
Snap-on	1,206	179,308
Southwest Airlines	3,201	167,476
Teledyne Technologies *	933	287,914
Textron	1,018	45,810
Timken	1,532	61,556
Toro	1,733	124,793
Union Pacific	5,939	961,880
United Airlines Holdings *	5,198	438,243
United Parcel Service, Cl B	1,383	164,107
United Technologies	1,574	204,998
Verisk Analytics, Cl A	2,546	411,281
Wabtec	545	37,719
Waste Management	4,288	511,773
Woodward	3,086	332,825
WW Grainger	361	98,788
Xylem	1,535	117,596
		16,633,894
INFORMATION TECHNOLOGY — 5.7%
Accenture, Cl A	2,134	422,895
Adobe *	695	197,734
Akamai Technologies *	1,765	157,314

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Analog Devices	3,319	$364,526
ANSYS *	684	141,287
Apple	28,172	5,880,623
Aspen Technology *	1,183	157,576
Atlassian, Cl A *	924	124,287
Autodesk *	257	36,705
Automatic Data Processing	3,140	533,298
Avalara *	2,406	202,922
Avnet	1,195	50,059
Booz Allen Hamilton Holding, Cl A	5,479	413,719
Broadridge Financial Solutions	1,732	224,190
Cadence Design Systems *	4,319	295,765
CDW	3,429	396,049
Ciena *	5,381	220,244
Cisco Systems	31,926	1,494,456
Coupa Software *	1,743	242,155
EPAM Systems *	1,102	210,846
Euronet Worldwide *	1,753	268,454
Fair Isaac *	694	244,788
FleetCor Technologies *	177	52,817
FLIR Systems	2,053	101,151
Fortinet *	2,907	230,176
Intel	12,237	580,156
Intuit	2,690	775,688
Jack Henry & Associates	1,090	158,006
Keysight Technologies *	5,030	487,206
KLA	1,108	163,873
Lam Research	1,761	370,708
Leidos Holdings	2,932	256,139
Manhattan Associates *	2,935	242,519
Mastercard, Cl A	1,835	516,314
Maxim Integrated Products	1,401	76,411
Microsoft	46,608	6,425,379
MongoDB, Cl A *	1,599	243,544
Motorola Solutions	2,167	392,032
Okta, Cl A *	2,318	293,227
Oracle	15,980	831,919
Palo Alto Networks *	475	96,720

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Paychex	1,646	$134,478
Paycom Software *	910	227,609
PayPal Holdings *	1,453	158,450
QUALCOMM	1,627	126,532
Sabre	6,144	145,244
salesforce.com *	261	40,734
ServiceNow *	1,479	387,261
Smartsheet, Cl A *	3,195	155,277
Splunk *	516	57,699
Teradyne	6,702	355,005
Trimble *	984	36,920
Twilio, Cl A *	615	80,239
Ubiquiti	2,469	272,849
Universal Display	393	80,750
VeriSign *	2,126	433,385
ViaSat *	1,121	88,929
Visa, Cl A	1,558	281,718
VMware, Cl A	2,700	381,888
Workday, Cl A *	796	141,115
Xilinx	1,622	168,785
Zebra Technologies, Cl A *	1,722	353,062
Zendesk *	2,418	193,924
Zscaler *	3,735	256,744
		29,132,474
MATERIALS — 0.7%
Air Products & Chemicals	2,148	485,276
AptarGroup	1,196	146,175
Ashland Global Holdings	611	44,750
Ball	6,562	527,650
Celanese, Cl A	586	66,435
CF Industries Holdings	3,409	164,280
Crown Holdings *	4,402	289,828
Eastman Chemical	550	35,953
Ecolab	3,284	677,522
PPG Industries	941	104,253
Reliance Steel & Aluminum	2,421	235,394
RPM International	1,706	115,445
Scotts Miracle-Gro	1,599	170,006

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Sonoco Products	4,094	$234,177
		3,297,144
REAL ESTATE — 0.7%
Apartment Investment & Management, Cl A ‡	5,229	266,679
CBRE Group, Cl A *	3,755	196,274
EPR Properties ‡	2,607	203,998
Equity Commonwealth ‡	3,313	111,516
Equity Residential ‡	4,449	377,097
Extra Space Storage ‡	1,004	122,408
HCP ‡	8,029	278,687
Jones Lang LaSalle	627	84,049
Kimco Realty ‡	7,187	132,097
Liberty Property Trust ‡	825	42,999
Life Storage ‡	987	104,582
Medical Properties Trust ‡	19,490	362,319
National Retail Properties ‡	1,555	87,313
Omega Healthcare Investors ‡	8,585	349,238
Spirit Realty Capital ‡	1,512	72,485
Sun Communities ‡	1,181	174,552
Ventas ‡	5,328	391,022
Welltower ‡	4,826	432,216
		3,789,531
UTILITIES — 1.1%
AES	10,893	166,989
Ameren	6,061	467,606
American Electric Power	7,229	658,923
Atmos Energy	2,357	259,812
CMS Energy	7,482	471,740
DTE Energy	4,656	603,697
Duke Energy	1,122	104,054
Entergy	2,144	241,929
Eversource Energy	1,736	139,106
Exelon	8,667	409,603
Hawaiian Electric Industries	2,753	122,233
NextEra Energy	635	139,116
OGE Energy	7,600	325,812
Pinnacle West Capital	4,182	398,586
Public Service Enterprise Group	2,839	171,675

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
Vistra Energy	1,685	$42,041
Xcel Energy	10,876	698,457
		5,421,379

Total Common Stock
(Cost $111,827,693)		126,172,833

SHORT-TERM INVESTMENT — 2.3%
Invesco Government & Agency Portfolio, Cl Institutional, 2.020% (B)
(Cost $11,880,734)	11,880,734	11,880,734
Total Investments — 100.0%
(Cost $474,320,244)		$506,787,959

A list of open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	19	Sep-2019	$2,737,751	$2,778,560	$40,809

A list of open total return swap agreements held by the Fund at August 31, 2019, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	02/05/2020	USD	8,119,411	$144,844	$144,844

Percentages are based on Net Assets of $506,766,453.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2019.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2019

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SPUSX — Symmetry Panoramic US Equity Fund

USD — United States Dollar

The following table summarizes the inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$368,734,392	$—	$—	$368,734,392
Common Stock	126,172,833	—	—	126,172,833
Short-Term Investment	11,880,734	—	—	11,880,734
Total Investments in Securities	$506,787,959	$—	$—	$506,787,959

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$40,809	$—	$—	$40,809
Total Return Swap^
Unrealized Appreciation	—	144,844	—	144,844
Total Other Financial Instruments	$40,809	$144,844	$—	$185,653

^	Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended August 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

SECTOR WEIGHTINGS† (UNAUDITED)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 65.3%
	Shares	Value
EQUITY FUNDS — 65.3%
DFA Emerging Markets Core Equity Portfolio, Cl I	2,625,992	$51,259,354
DFA International Core Equity Portfolio, Cl I	1,830,390	22,660,233
DFA International Real Estate Securities, Cl I	3,995,803	20,977,964
DFA International Vector Equity Portfolio, Cl I	4,661,050	50,479,175
iShares Edge MSCI Min Vol EAFE ETF	246,049	17,694,614
iShares Edge MSCI Min Vol Emerging Markets ETF	176,315	10,012,929
Total Registered Investment Companies
(Cost $172,530,142)		173,084,269

COMMON STOCK — 30.5%
AUSTRALIA — 1.2%
Alumina	35,731	52,188
Aristocrat Leisure	1,697	34,023
Australia & New Zealand Banking Group	5,700	102,635
Brambles	20,505	155,635
Coca-Cola Amatil	5,783	42,271
Commonwealth Bank of Australia	1,476	78,414
Crown Resorts	5,225	42,222
CSL	787	127,865
Dexus ‡	22,038	191,619
Flight Centre Travel Group	931	29,145

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Fortescue Metals Group	30,857	$166,341
Goodman Group ‡	27,644	270,664
GPT Group ‡	29,441	126,710
Macquarie Group	3,391	281,937
Mirvac Group ‡	68,430	147,009
Orica	4,107	59,519
QBE Insurance Group	10,442	87,734
REA Group	683	47,941
Santos	27,374	132,579
Scentre Group ‡	40,551	110,381
Suncorp Group	5,246	48,690
Telstra	80,186	200,493
Vicinity Centres ‡	21,714	37,899
Wesfarmers	9,609	252,756
Woodside Petroleum	7,471	161,274
Woolworths Group	4,125	105,011
		3,092,955
BELGIUM — 0.1%
Ageas	1,181	63,231
Proximus SADP	4,183	123,701
UCB	2,207	164,753
		351,685
BRAZIL — 1.3%
Atacadao	20,500	110,545
Banco Bradesco ADR	28,270	225,877
Banco do Brasil	12,300	137,257
Banco Santander Brasil ADR	10,365	106,241
CCR	7,600	29,824
Centrais Eletricas Brasileiras	15,400	172,371
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,466	141,949
Cia Siderurgica Nacional	35,800	122,936
Engie Brasil Energia	10,600	115,266
IRB Brasil Resseguros S	6,600	168,865
Itau Unibanco Holding ADR	42,010	346,163
Itausa - Investimentos Itau	89,200	265,597
JBS	40,200	289,778
Lojas Renner	15,300	187,029

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Natura Cosmeticos	9,200	$147,742
Petrobras Distribuidora	21,800	150,826
Porto Seguro	7,100	96,170
Sul America	18,000	208,645
TIM Participacoes ADR	2,133	31,696
Vale ADR, Cl B	33,387	367,257
		3,422,034
CANADA — 1.9%
Alimentation Couche-Tard, Cl B	5,811	365,752
Bank of Montreal	3,806	260,880
Bausch Health *	4,859	103,538
BCE	5,820	275,394
Brookfield Asset Management, Cl A	6,810	351,190
CAE	5,359	140,274
Canadian National Railway	4,818	443,658
Canadian Pacific Railway	1,165	280,505
Canadian Tire, Cl A	174	17,575
CGI, Cl A *	3,609	283,049
Constellation Software	164	159,727
Empire	7,037	194,133
Gildan Activewear	4,300	157,641
H&R Real Estate Investment Trust ‡	6,435	109,377
iA Financial	506	21,043
Imperial Oil	962	23,606
Intact Financial	1,928	188,427
Loblaw	1,936	105,961
Magna International	471	23,582
Manulife Financial	13,450	223,156
Metro, Cl A	1,722	73,063
National Bank of Canada	2,474	116,174
Open Text	1,399	54,735
Power Financial	2,327	49,620
RioCan Real Estate Investment Trust ‡	3,068	61,019
Rogers Communications, Cl B	4,999	247,472
Royal Bank of Canada	5,586	417,796
Shopify, Cl A *	69	26,577
SmartCentres Real Estate Investment Trust ‡	2,013	47,868
Sun Life Financial	402	16,477

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Toronto-Dominion Bank	5,622	$304,873
		5,144,142
CHINA — 0.2%
Agricultural Bank of China, Cl A	35,800	17,032
Bank of Beijing, Cl A	31,100	22,863
Bank of China, Cl A	32,800	16,203
Bank of Communications, Cl A	25,400	19,232
Bank of Ningbo, Cl A	2,908	9,291
Bank of Shanghai, Cl A	15,700	19,827
BYD, Cl A	1,300	8,999
China Everbright Bank, Cl A	35,600	18,734
China Fortune Land Development, Cl A	3,500	13,077
China Merchants Bank, Cl A	3,600	17,269
China Merchants Securities, Cl A	4,300	9,617
China Merchants Shekou Industrial Zone Holdings, Cl A	6,100	16,855
China Minsheng Banking, Cl A	28,800	23,413
China Railway Construction, Cl A	14,700	18,711
China State Construction Engineering, Cl A	24,300	18,615
China United Network Communications, Cl A	12,800	10,480
China Vanke, Cl A	4,900	17,689
Daqin Railway, Cl A	9,000	9,745
Guotai Junan Securities, Cl A	4,300	10,290
Haier Smart Home, Cl A	4,342	9,666
Huaxia Bank, Cl A	24,900	25,214
Industrial & Commercial Bank of China, Cl A	19,500	14,697
Industrial Bank, Cl A	7,200	17,310
Kweichow Moutai, Cl A	100	15,986
Ping An Bank, Cl A	6,400	12,682
Ping An Insurance Group of China, Cl A	900	10,993
Poly Developments and Holdings Group, Cl A	7,700	14,486
SAIC Motor, Cl A	5,600	19,660
Shanghai Pudong Development Bank, Cl A	12,100	19,108
Shenwan Hongyuan Group, Cl A	14,600	9,764
Suning.com, Cl A	6,799	10,220
Tsingtao Brewery, Cl H	14,000	94,391
		572,119

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
DENMARK — 0.2%
Carlsberg, Cl B	197	$29,144
Chr Hansen Holding	294	24,703
Coloplast, Cl B	1,069	127,339
Demant *	1,159	35,119
DSV	838	83,026
Orsted	664	63,501
Tryg	3,167	94,669
Vestas Wind Systems	1,907	139,900
		597,401
FINLAND — 0.3%
Elisa	1,640	82,467
Kone, Cl B	3,127	180,896
Neste	6,144	193,673
Nokia	12,583	62,326
Orion, Cl B	2,501	92,914
Stora Enso, Cl R	3,223	36,165
UPM-Kymmene	3,263	88,234
		736,675
FRANCE — 1.3%
Air Liquide	964	134,449
Airbus	677	93,425
AXA	8,517	195,697
Carrefour	4,661	79,472
Cie Generale des Etablissements Michelin SCA	1,296	136,479
Dassault Systemes	438	61,787
Edenred	695	33,843
EssilorLuxottica	704	103,957
Hermes International	429	293,391
Kering	327	158,241
L’Oreal	863	236,029
LVMH Moet Hennessy Louis Vuitton	1,686	672,909
Peugeot	8,665	194,006
Sanofi	5,180	445,161
Sartorius Stedim Biotech	527	81,709
SCOR	878	35,016
Sodexo	1,017	115,253
Suez	1,461	22,676
Teleperformance	127	27,762

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Thales	301	$34,848
TOTAL	4,133	206,698
Ubisoft Entertainment *	258	20,834
		3,383,642
GERMANY — 1.1%
adidas	1,038	307,899
Allianz	2,677	590,598
Aroundtown	13,266	110,418
Brenntag	1,621	78,247
Carl Zeiss Meditec	1,075	124,234
Deutsche Boerse	889	131,026
Deutsche Telekom	17,170	286,666
E.ON	9,103	84,664
Evonik Industries	3,690	94,331
Hannover Rueck	1,586	252,971
MTU Aero Engines	636	174,048
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	848	203,284
Puma	777	59,108
QIAGEN *	2,228	77,552
RWE	1,495	42,620
Volkswagen	433	70,748
Vonovia	5,481	273,313
Wirecard	151	24,291
		2,986,018
HONG KONG — 5.9%
Agile Group Holdings	26,000	33,174
Agricultural Bank of China, Cl H	649,000	249,499
Air China, Cl H	68,000	58,733
Anhui Conch Cement, Cl H	48,500	272,183
BAIC Motor, Cl H	40,000	22,528
Bank of China, Cl H	1,150,000	437,660
Bank of Communications, Cl H	484,000	315,978
Beijing Enterprises Holdings	12,000	56,941
BOC Aviation	13,500	117,314
BYD Electronic International	95,500	114,015
China Aoyuan Group	84,000	98,804
China CITIC Bank, Cl H	63,000	32,889

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
China Coal Energy, Cl H	36,000	$14,266
China Construction Bank, Cl H	1,286,000	950,781
China Everbright Bank, Cl H	496,000	206,463
China Jinmao Holdings Group	218,000	121,410
China Longyuan Power Group, Cl H	17,000	9,344
China Mengniu Dairy	7,000	27,728
China Merchants Bank, Cl H	200,000	909,056
China Minsheng Banking, Cl H	385,000	253,014
China Mobile	101,000	834,019
China Oriental Group	64,000	25,260
China Overseas Land & Investment	86,000	271,341
China Resources Beer Holdings	6,000	34,071
China Resources Cement Holdings	12,000	10,616
China Resources Gas Group	34,000	167,545
China Resources Land	62,000	251,421
China Resources Power Holdings	14,000	18,453
China Shenhua Energy, Cl H	41,500	80,872
China Telecom, Cl H	534,000	238,620
China Vanke, Cl H	81,300	280,219
CIFI Holdings Group	54,000	28,920
CITIC	135,000	159,679
CLP Holdings	19,000	195,153
CNOOC	241,000	358,501
COSCO SHIPPING Ports	42,000	36,786
Country Garden Holdings	44,000	54,554
CSPC Pharmaceutical Group	10,000	19,954
ENN Energy Holdings	3,900	44,386
Far East Horizon	82,000	73,456
Future Land Development Holdings	154,000	121,617
Great Wall Motor, Cl H	133,500	84,568
Guangdong Investment	86,000	181,089
Guangzhou R&F Properties	45,200	72,599
Haier Electronics Group	9,000	23,434
Hang Lung Properties	72,000	162,808
Hang Seng Bank	3,800	79,017
Henderson Land Development	50,300	233,742
Hong Kong & China Gas	103,400	199,363
Hua Hong Semiconductor	43,000	71,594

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Huadian Power International, Cl H	152,000	$59,260
Hysan Development	10,000	40,323
Industrial & Commercial Bank of China, Cl H	2,060,000	1,296,267
Jiangsu Expressway, Cl H	8,000	10,612
Jiangxi Copper, Cl H	52,000	58,457
Kaisa Group Holdings	59,000	20,397
KWG Group Holdings	45,000	39,121
Lenovo Group	200,000	130,940
Li Ning	63,500	187,164
Link REIT ‡	23,000	257,518
Logan Property Holdings	90,000	126,949
Longfor Group Holdings	52,000	185,599
Luye Pharma Group	24,000	18,603
Maanshan Iron & Steel, Cl H	68,000	25,461
Metallurgical Corp of China, Cl H	63,000	14,043
MTR	15,000	86,740
New China Life Insurance, Cl H	32,400	127,555
New World Development	16,000	19,903
Ping An Insurance Group of China, Cl H	155,500	1,773,451
Postal Savings Bank of China, Cl H	101,000	60,730
Shandong Weigao Group Medical Polymer, Cl H	120,000	123,709
Shenzhou International Group Holdings	5,000	67,852
Shimao Property Holdings	56,500	159,368
Shui On Land	79,000	16,404
Sihuan Pharmaceutical Holdings Group	425,000	75,744
Sino Biopharmaceutical	14,000	20,769
Sinopec Engineering Group, Cl H	28,000	18,290
Sinopharm Group, Cl H	6,400	23,120
Sinotruk Hong Kong	83,000	127,730
SJM Holdings	48,000	45,062
SSY Group	28,000	24,692
Sun Art Retail Group	11,500	11,219
Sun Hung Kai Properties	4,500	63,438
Sunac China Holdings	45,000	179,884
Swire Properties	54,600	178,970
Techtronic Industries	26,500	182,044
Tingyi Cayman Islands Holding	12,000	16,500
Uni-President China Holdings	22,000	24,424

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Vitasoy International Holdings	16,000	$74,456
Want Want China Holdings	25,000	19,441
Weichai Power, Cl H	147,000	223,987
WH Group	217,000	174,248
Wheelock	15,000	87,218
Yanzhou Coal Mining, Cl H	12,000	10,420
Yihai International Holding	6,000	35,853
Yue Yuen Industrial Holdings	13,500	34,550
Yuexiu Property	464,000	99,680
Yuzhou Properties	81,000	34,072
Zhejiang Expressway, Cl H	74,000	61,794
Zijin Mining Group, Cl H	28,000	10,495
		15,479,963
HUNGARY — 0.1%
MOL Hungarian Oil & Gas	16,815	164,509
OTP Bank Nyrt	2,057	81,848
		246,357
INDONESIA — 0.6%
Adaro Energy	314,700	25,004
Astra International	280,800	132,044
Bank Central Asia	156,700	336,958
Bank Mandiri Persero	258,700	132,086
Bank Negara Indonesia Persero	276,000	149,591
Bank Rakyat Indonesia Persero	1,010,900	303,902
Gudang Garam	16,600	81,269
Indocement Tunggal Prakarsa	64,200	98,244
Indofood CBP Sukses Makmur	43,300	36,794
Indofood Sukses Makmur	61,700	34,451
Jasa Marga Persero	87,100	34,402
Pakuwon Jati	2,289,000	103,358
Semen Indonesia Persero	27,400	25,551
Telekomunikasi Indonesia Persero	236,600	74,093
		1,567,747
ITALY — 0.6%
Assicurazioni Generali	13,494	244,530
Davide Campari-Milano	3,992	37,445
Enel	39,060	283,521
Eni	22,801	343,417

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Ferrari	455	$71,696
Leonardo	5,774	70,827
Mediobanca Banca di Credito Finanziario	11,791	116,895
Moncler	2,766	103,895
Poste Italiane	19,284	207,344
Recordati	379	16,611
Terna Rete Elettrica Nazionale	16,553	103,947
		1,600,128
JAPAN — 5.0%
ABC-Mart	1,900	121,357
Advantest	5,100	209,140
AGC	600	17,291
Alfresa Holdings	1,100	24,848
Amada Holdings	11,200	116,678
Asahi Intecc	4,600	102,836
Asahi Kasei	4,100	37,056
Astellas Pharma	14,400	199,101
Bandai Namco Holdings	4,500	263,530
Bridgestone	4,500	171,196
Brother Industries	3,400	58,781
Casio Computer	3,500	48,911
Central Japan Railway	1,600	316,308
Chubu Electric Power	1,200	17,696
Chugai Pharmaceutical	3,600	257,291
Dai Nippon Printing	3,900	84,259
Daiichi Sankyo	4,400	288,962
Daikin Industries	500	61,800
East Japan Railway	1,200	114,279
Fast Retailing	500	292,676
Fuji Electric	1,000	28,527
FUJIFILM Holdings	4,200	179,630
Fujitsu	2,400	184,567
Hakuhodo DY Holdings	8,000	118,029
Hamamatsu Photonics	700	24,158
Hikari Tsushin	600	140,457
Hitachi	6,400	218,191
Hitachi Chemical	5,300	164,160

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Hitachi High-Technologies	3,000	$161,834
Honda Motor	1,300	30,827
Hoya	3,800	309,317
ITOCHU	10,800	215,116
Itochu Techno-Solutions	5,400	148,916
Japan Airlines	1,300	40,557
Japan Airport Terminal	700	27,883
Japan Prime Realty Investment ‡	21	95,969
Japan Real Estate Investment ‡	19	126,518
JSR	1,300	21,249
Kakaku.com	2,800	69,985
Kamigumi	3,200	74,920
Kaneka	1,500	44,911
Kao	600	43,299
KDDI	1,800	47,945
Keihan Holdings	3,100	129,725
Keio	1,600	99,999
Kobayashi Pharmaceutical	400	29,922
Kose	100	17,151
Kyocera	3,700	219,721
Lion	1,200	23,297
Marubeni	5,400	34,429
Marui Group	1,300	25,873
Medipal Holdings	6,300	133,602
MEIJI Holdings	600	41,695
MINEBEA MITSUMI	1,000	15,438
Mitsubishi	9,900	240,508
Mitsubishi Electric	12,300	148,259
Mitsubishi Heavy Industries	3,900	146,537
Mitsubishi UFJ Lease & Finance	3,100	16,739
Mitsui	3,400	53,173
Mitsui Fudosan	900	21,564
MS&AD Insurance Group Holdings	6,000	190,383
Murata Manufacturing	4,900	204,839
Nexon	2,800	37,573
NGK Spark Plug	2,700	46,653
Nippon Building Fund ‡	32	234,999
Nippon Telegraph & Telephone	9,000	431,468

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nissan Chemical	300	$12,681
Nisshin Seifun Group	2,400	45,074
Nomura Research Institute	3,300	65,498
NTT Data	10,000	129,084
Obic	1,400	159,991
Omron	2,300	113,255
Oriental Land	1,200	174,713
Otsuka	2,000	74,140
Pan Pacific International Holdings	6,400	100,188
Park24	1,000	20,473
Persol Holdings	2,200	44,617
Recruit Holdings	10,300	311,815
Ricoh	2,600	24,037
Sankyo	1,700	58,679
Santen Pharmaceutical	1,200	21,003
Secom	2,100	178,974
Sega Sammy Holdings	1,800	24,880
Sekisui Chemical	1,800	25,895
Sekisui House	3,700	65,650
SG Holdings	5,400	144,213
Shimadzu	1,400	34,747
Shimano	200	28,710
Shin-Etsu Chemical	1,300	130,979
Shinsei Bank	2,200	30,399
Shionogi	2,000	107,036
Shiseido	400	32,665
SoftBank Group	10,900	493,440
Sohgo Security Services	600	30,270
Sompo Holdings	700	27,900
Sony	3,200	181,434
Sony Financial Holdings	6,600	152,043
Sumitomo	2,200	32,935
Sumitomo Heavy Industries	2,200	63,138
Sumitomo Mitsui Trust Holdings	600	19,579
Suzuken	2,900	155,816
Taiheiyo Cement	1,200	30,261
TDK	500	39,610
Terumo	5,300	153,984

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Toho	3,100	$131,184
Toho Gas	3,600	139,592
Tokio Marine Holdings	5,400	277,595
Tokyo Gas	4,500	113,618
Toppan Printing	4,300	68,500
Tosoh	1,200	15,382
Toyo Suisan Kaisha	1,800	73,174
Toyoda Gosei	1,200	22,316
Toyota Industries	400	22,004
Toyota Motor	6,200	405,895
Toyota Tsusho	700	21,706
Unicharm	3,000	92,170
West Japan Railway	1,400	117,909
Yamaha	2,300	99,180
Yamazaki Baking	1,100	19,117
Yokogawa Electric	2,400	43,578
Yokohama Rubber	2,100	40,331
		13,107,565
MALAYSIA — 0.2%
AMMB Holdings	83,100	82,932
Fraser & Neave Holdings	3,200	26,804
Hong Leong Bank	2,300	9,071
Hong Leong Financial Group	19,200	76,966
Malayan Banking	18,700	38,628
Malaysia Airports Holdings	10,500	20,495
Nestle Malaysia	1,000	35,038
Petronas Dagangan	2,500	13,591
PPB Group	14,300	63,363
Public Bank	20,100	96,983
RHB Bank	89,900	121,927
Sime Darby	25,500	13,884
Telekom Malaysia	19,000	16,917
Tenaga Nasional	3,500	11,598
		628,197
MEXICO — 0.1%
Grupo Bimbo, Ser A	19,900	34,743
Grupo Financiero Banorte, Cl O	2,900	15,648
Megacable Holdings	6,200	25,367

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Promotora y Operadora de Infraestructura	3,530	$29,464
Wal-Mart de Mexico	36,000	102,136
		207,358
NETHERLANDS — 0.4%
Aegon	11,916	45,384
ASML Holding	224	49,917
Koninklijke Ahold Delhaize	10,255	239,933
Koninklijke DSM	1,688	210,112
Koninklijke KPN	14,408	45,659
Koninklijke Vopak	634	30,265
NN Group	2,233	74,817
Randstad	374	17,473
Wolters Kluwer	3,941	284,170
		997,730
NORWAY — 0.1%
DNB	2,116	34,222
Gjensidige Forsikring	3,252	62,819
Mowi	4,189	100,232
		197,273
PHILIPPINES — 0.2%
Alliance Global Group	312,900	76,336
Globe Telecom	3,440	134,107
International Container Terminal Services	16,790	43,733
Manila Electric	12,080	84,719
Megaworld	994,700	98,008
Robinsons Land	209,400	100,437
Universal Robina	25,940	86,172
		623,512
POLAND — 0.2%
CD Projekt	561	35,809
Cyfrowy Polsat	8,455	61,904
Dino Polska *	1,057	40,898
Grupa Lotos	6,026	130,550
KGHM Polska Miedz	1,563	30,818
Orange Polska	21,017	33,712
Polski Koncern Naftowy ORLEN	5,568	127,034
Powszechna Kasa Oszczednosci Bank Polski	6,212	61,194
		521,919

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
PORTUGAL — 0.0%
Galp Energia SGPS	2,675	$38,459

SINGAPORE — 0.4%
Ascendas Real Estate Investment Trust ‡	33,000	73,177
CapitaLand Commercial Trust ‡	24,200	37,102
CapitaLand Mall Trust ‡	79,300	151,254
ComfortDelGro	90,200	159,052
DBS Group Holdings	3,900	68,865
SATS	12,700	43,887
Singapore Technologies Engineering	32,700	92,730
United Overseas Bank	3,900	70,039
Venture	3,000	32,714
Wilmar International	51,400	141,017
Yangzijiang Shipbuilding Holdings	89,600	58,779
		928,616
SOUTH AFRICA — 0.4%
Absa Group	8,971	90,819
Anglo American Platinum	2,659	163,038
AngloGold Ashanti ADR	11,192	254,618
Bidvest Group	1,323	15,558
Clicks Group	1,125	14,746
Exxaro Resources	9,673	86,878
FirstRand	20,169	79,836
Foschini Group	3,780	37,485
Investec	3,752	19,799
Kumba Iron Ore	3,921	101,311
Liberty Holdings	3,634	26,221
Pick n Pay Stores	4,249	16,155
RMB Holdings	14,939	70,117
Sanlam	4,220	20,246
SPAR Group	927	10,604
Standard Bank Group	2,218	25,946
Telkom SOC	19,380	101,404
		1,134,781
SOUTH KOREA — 0.9%
BGF retail	597	100,372
Cheil Worldwide	6,067	132,388
Daelim Industrial	1,694	136,669

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Doosan Bobcat	2,206	$65,244
Fila Korea	2,249	106,112
GS Retail	1,415	45,181
Hanon Systems	4,145	39,708
Hyundai Glovis	896	118,210
Kangwon Land	3,848	89,581
Kia Motors	6,717	241,835
Korea Investment Holdings	315	18,774
Korea Zinc	352	126,402
KT&G	2,049	172,454
Meritz Securities	26,756	105,016
NCSoft	329	145,840
Samsung Electronics	9,170	333,123
Samsung Fire & Marine Insurance	46	8,685
Shinhan Financial Group	1,517	51,003
SK Hynix	430	27,426
SK Telecom	1,017	200,932
		2,264,955
SPAIN — 0.5%
ACS Actividades de Construccion y Servicios	3,792	143,550
Amadeus IT Group	1,560	116,442
Endesa	7,878	202,461
Iberdrola	48,096	494,458
Mapfre	23,883	62,297
Red Electrica	7,902	157,552
		1,176,760
SWEDEN — 0.5%
Essity, Cl B	3,085	96,364
Hennes & Mauritz, Cl B	12,211	234,164
Hexagon, Cl B	1,121	49,907
Investor, Cl B	5,626	264,372
Lundin Petroleum	1,972	60,060
Securitas, Cl B	7,272	108,907
Skandinaviska Enskilda Banken, Cl A	7,712	66,309
Swedish Match	2,288	89,958
Tele2, Cl B	4,458	62,968
Telefonaktiebolaget LM Ericsson, Cl B	28,160	219,848
Telia	33,866	148,324
		1,401,181

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 2.2%
Baloise Holding	261	$44,560
Chocoladefabriken Lindt & Spruengli	22	162,743
Nestle	15,722	1,763,046
Novartis	13,699	1,233,370
Partners Group Holding	241	195,549
Roche Holding	4,351	1,191,851
Sika	353	50,781
Sonova Holding	630	146,316
Straumann Holding	88	69,099
Swiss Life Holding	588	279,222
Temenos	369	62,052
Zurich Insurance Group	1,668	593,445
		5,792,034
TAIWAN — 2.0%
Acer	72,000	39,405
Advantech	5,000	42,514
ASE Technology Holding	41,000	92,826
Asia Cement	92,000	125,940
Chailease Holding	38,110	150,989
Chang Hwa Commercial Bank	174,420	111,971
Chicony Electronics	6,000	16,824
China Steel	301,000	221,623
CTBC Financial Holding	145,000	93,925
Delta Electronics	30,000	139,959
E.Sun Financial Holding	229,215	184,185
Eclat Textile	9,000	109,900
Eva Airways	178,000	80,203
Far Eastern New Century	48,000	43,544
Feng TAY Enterprise	20,900	135,999
First Financial Holding	65,650	44,870
Formosa Chemicals & Fibre	59,000	165,346
Formosa Petrochemical	19,000	58,719
Formosa Taffeta	79,000	85,601
Fubon Financial Holding	31,000	43,051
Giant Manufacturing	9,000	62,479
Hon Hai Precision Industry	60,000	141,965
Hua Nan Financial Holdings	16,872	10,710
Inventec	55,000	37,653

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Lite-On Technology	63,000	$100,069
Mega Financial Holding	186,000	170,118
Micro-Star International	5,000	13,334
Nan Ya Plastics	18,000	39,395
Novatek Microelectronics	30,000	177,616
Phison Electronics	8,000	73,059
Pou Chen	26,000	32,409
President Chain Store	6,000	55,734
Realtek Semiconductor	27,000	185,145
Shanghai Commercial & Savings Bank *	35,000	56,518
SinoPac Financial Holdings	246,000	92,732
Taiwan Business Bank	345,450	135,312
Taiwan Cement	136,973	167,527
Taiwan Cooperative Financial Holding	154,500	98,281
Taiwan High Speed Rail *	20,000	24,144
Taiwan Semiconductor Manufacturing ADR	24,793	1,056,925
Uni-President Enterprises	70,000	170,495
United Microelectronics	52,000	22,256
Vanguard International Semiconductor	36,000	73,305
Walsin Technology	11,000	55,389
Wistron	17,000	13,480
Yuanta Financial Holding	304,000	174,529
Zhen Ding Technology Holding	50,000	184,905
		5,412,878
THAILAND — 0.4%
Advanced Info Service NVDR	6,200	46,986
Bangkok Bank NVDR	27,000	150,808
Bangkok Dusit Medical Services NVDR	68,500	52,800
Home Product Center NVDR	130,900	76,903
Kasikornbank NVDR	10,100	52,791
Krung Thai Bank NVDR	280,600	157,573
Land & Houses NVDR	193,100	68,195
PTT NVDR	58,800	84,973
PTT Exploration & Production NVDR	42,800	174,144
Siam Cement NVDR	6,800	92,460
Siam Commercial Bank NVDR	30,800	124,408
Thai Union Group NVDR	146,400	83,310
		1,165,351

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
TURKEY — 0.1%
Akbank T.A.S.	36,668	$43,796
Arcelik	20,317	59,696
KOC Holding	38,490	115,810
TAV Havalimanlari Holding	2,660	10,799
Turkcell Iletisim Hizmetleri	13,156	29,266
Turkiye Garanti Bankasi	30,689	47,025
Turkiye Is Bankasi, Cl C	48,213	45,707
Turkiye Sise ve Cam Fabrikalari	33,442	24,903
		377,002
UNITED KINGDOM — 2.1%
Admiral Group	1,418	37,143
Anglo American	10,087	218,810
AstraZeneca	4,910	437,612
Auto Trader Group	15,035	97,464
Barratt Developments	26,089	201,032
Berkeley Group Holdings	1,472	70,247
BHP Group	25,107	543,113
BP	96,783	590,858
Burberry Group	5,893	155,940
Compass Group	9,955	252,782
Croda International	450	25,829
Diageo	9,499	405,585
Evraz	24,515	147,870
Experian	5,803	178,074
GlaxoSmithKline	8,173	170,143
Halma	3,871	92,903
Johnson Matthey	834	29,632
Mondi	2,667	52,099
National Grid	10,752	112,759
Next	1,325	95,708
Persimmon	636	14,745
Rio Tinto	7,753	391,551
Royal Dutch Shell, Cl A	16,703	464,419
Sage Group	12,704	108,440
Segro ‡	1,769	16,930
Smith & Nephew	8,496	203,366
Spirax-Sarco Engineering	980	96,176
Tesco	47,089	125,903

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Unilever	1,986	$125,615
Whitbread	730	38,852
		5,501,600
UNITED STATES — 0.0%
Credicorp	63	13,049

Total Common Stock
(Cost $77,524,082)		80,671,086

PREFERRED STOCK — 0.3%
BRAZIL — 0.3% (1)
Cia Brasileira de Distribuicao	2,400	50,788
Petroleo Brasileiro	100,500	616,688
Telefonica Brasil	13,500	174,903
Total Preferred Stock
(Cost $876,101)		842,379

RIGHTS — 0.0%
	Number of Rights
The Shanghai Commercial & SA, Expires 10/07/2019	2,843	1,340
Total Rights
(Cost $–)		1,340

SHORT-TERM INVESTMENT — 3.9%
	Shares
Invesco Government & Agency Portfolio, Cl Institutional, 2.020% (A)
(Cost $10,301,339)	10,301,339	10,301,339
Total Investments — 100.0%
(Cost $261,231,664)		$264,900,413

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

A list of open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Index	21	Sep-2019	$1,969,496	$1,936,095	$(33,401)
SGX Nifty 50	140	Sep-2019	3,105,584	3,095,260	(10,324)
			$5,075,080	$5,031,355	$(43,725)

A list of open total return swap agreements held by the Fund at August 31, 2019, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPILX NAV	SOFR +35 BPS	SPLIX	Annually	02/05/2020	USD	5,100,818	$(174,564)	$(174,564)

Percentages are based on Net Assets of $264,899,507.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Rate is not available.
(A)	The rate reported is the 7-day effective yield as of August 31, 2019.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR— Non-Voting Depository Receipt

S&P— Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPILX — Symmetry Panoramic International Equity Fund

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

The following table summarizes the inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$173,084,269	$—	$—	$173,084,269
Common Stock
Australia	—	3,092,955	—	3,092,955
Belgium	—	351,685	—	351,685
Brazil	3,422,034	—	—	3,422,034
Canada	5,144,142	—	—	5,144,142
China	—	572,119	—	572,119
Denmark	—	597,401	—	597,401
Finland	—	736,675	—	736,675
France	—	3,383,642	—	3,383,642
Germany	—	2,986,018	—	2,986,018
Hong Kong	—	15,479,963	—	15,479,963
Hungary	—	246,357	—	246,357
Indonesia	—	1,567,747	—	1,567,747
Italy	—	1,600,128	—	1,600,128
Japan	—	13,107,565	—	13,107,565
Malaysia	—	628,197	—	628,197
Mexico	207,358	—	—	207,358
Netherlands	—	997,730	—	997,730
Norway	—	197,273	—	197,273
Philippines	—	623,512	—	623,512
Poland	—	521,919	—	521,919
Portugal	—	38,459	—	38,459
Singapore	—	928,616	—	928,616
South Africa	254,618	880,163	—	1,134,781
South Korea	—	2,264,955	—	2,264,955
Spain	—	1,176,760	—	1,176,760
Sweden	—	1,401,181	—	1,401,181
Switzerland	—	5,792,034	—	5,792,034
Taiwan	1,056,925	4,355,953	—	5,412,878
Thailand	—	1,165,351	—	1,165,351
Turkey	—	377,002	—	377,002
United Kingdom	—	5,501,600	—	5,501,600
United States	13,049	—	—	13,049
Total Common Stock	10,098,126	70,572,960	—	80,671,086
Preferred Stock
Brazil	842,379	—	—	842,379
Rights	—	1,340	—	1,340
Short-Term Investment	10,301,339	—	—	10,301,339
Total Investments in Securities	$194,326,113	$70,574,300	$—	$264,900,413

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Depreciation	$(43,725)	$—	$—	$(43,725)
Total Return Swap^
Unrealized Depreciation	—	(174,564)	—	(174,564)
Total Other Financial Instruments	$(43,725)	$(174,564)	$—	$(218,289)

^	Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended August 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

SECTOR WEIGHTINGS† (UNAUDITED)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 69.1%
	Shares	Value
EQUITY FUNDS — 69.1%
DFA Emerging Markets Core Equity Portfolio, Cl I	2,178,361	$42,521,607
DFA International Core Equity Portfolio, Cl I	1,543,783	19,112,033
DFA International Real Estate Securities, Cl I	2,650,478	13,915,009
DFA International Vector Equity Portfolio, Cl I	3,606,953	39,063,304
DFA Real Estate Securities Portfolio, Cl I	568,190	23,238,961
DFA US Core Equity 2 Portfolio, Cl I	3,678,651	79,826,734
DFA US Vector Equity Portfolio, Cl I	4,617,318	81,865,055
iShares Edge MSCI Min Vol Global ETF	548,157	51,312,977
Total Registered Investment Companies
(Cost $339,539,877)		350,855,680

COMMON STOCK — 27.9%
AUSTRALIA — 0.5%
Alumina	31,304	45,722
Aristocrat Leisure	1,429	28,650
Aurizon Holdings	3,891	15,529
Australia & New Zealand Banking Group	4,632	83,404
Brambles	15,789	119,840
Coca-Cola Amatil	4,759	34,786
Commonwealth Bank of Australia	1,241	65,930
Crown Resorts	4,236	34,230
CSL	674	109,506

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Dexus ‡	16,870	$146,683
Flight Centre Travel Group	739	23,135
Fortescue Metals Group	25,951	139,894
Goodman Group ‡	21,902	214,444
GPT Group ‡	23,611	101,619
Macquarie Group	2,570	213,677
Mirvac Group ‡	52,900	113,646
Orica	3,285	47,607
QBE Insurance Group	8,602	72,275
REA Group	523	36,711
Santos	22,171	107,379
Scentre Group ‡	34,204	93,104
Suncorp Group	4,119	38,230
Telstra	62,895	157,259
Vicinity Centres ‡	16,001	27,927
Washington H Soul Pattinson	858	12,083
Wesfarmers	7,466	196,387
Woodside Petroleum	6,516	140,659
Woolworths Group	3,463	88,159
		2,508,475
BELGIUM — 0.1%
Ageas	964	51,613
Proximus SADP	3,592	106,224
UCB	1,673	124,890
		282,727
BRAZIL — 0.5%
Atacadao	15,800	85,200
Banco Bradesco ADR	23,776	189,970
Banco do Brasil	9,700	108,244
Banco Santander Brasil ADR	8,328	85,362
CCR	4,900	19,229
Centrais Eletricas Brasileiras	12,100	135,435
Cia de Saneamento Basico do Estado de Sao Paulo ADR	9,217	114,106
Cia Siderurgica Nacional	27,900	95,807
Engie Brasil Energia	8,300	90,256
Equatorial Energia	500	11,563
IRB Brasil Resseguros S	5,100	130,487

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Itau Unibanco Holding ADR	33,082	$272,596
Itausa - Investimentos Itau	68,800	204,855
JBS	31,100	224,181
Lojas Renner	12,400	151,579
Multiplan Empreendimentos Imobiliarios	4,000	25,376
Natura Cosmeticos	7,100	114,018
Petrobras Distribuidora	17,100	118,308
Porto Seguro	6,900	93,461
Sul America	13,800	159,961
TIM Participacoes ADR	1,680	24,965
Vale ADR, Cl B	26,785	294,635
		2,749,594
CANADA — 0.8%
Alimentation Couche-Tard, Cl B	4,549	286,320
Bank of Montreal	3,072	210,568
Bausch Health *	3,487	74,302
BCE	4,769	225,662
Brookfield Asset Management, Cl A	5,522	284,768
CAE	4,217	110,382
Canadian National Railway	3,878	357,100
Canadian Pacific Railway	944	227,293
Canadian Tire, Cl A	139	14,040
CGI, Cl A *	2,796	219,287
Constellation Software	134	130,508
Empire	5,636	155,483
Gildan Activewear	3,454	126,626
H&R Real Estate Investment Trust ‡	4,859	82,589
iA Financial	417	17,342
Imperial Oil	611	14,993
Intact Financial	1,584	154,807
Loblaw	1,643	89,924
Magna International	326	16,322
Manulife Financial	10,861	180,201
Metro, Cl A	1,401	59,443
National Bank of Canada	2,005	94,151
Open Text	1,086	42,489
Power Financial	1,919	40,920
RioCan Real Estate Investment Trust ‡	2,250	44,750

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Rogers Communications, Cl B	3,986	$197,324
Royal Bank of Canada	4,510	337,318
Shopify, Cl A *	64	24,651
SmartCentres Real Estate Investment Trust ‡	2,011	47,821
Sun Life Financial	315	12,911
Toronto-Dominion Bank	4,368	236,871
		4,117,166
CHINA — 0.1%
Agricultural Bank of China, Cl A	31,800	15,129
Bank of Beijing, Cl A	26,800	19,702
Bank of China, Cl A	31,200	15,413
Bank of Communications, Cl A	23,300	17,642
Bank of Ningbo, Cl A	2,400	7,668
Bank of Shanghai, Cl A	12,297	15,530
BYD, Cl A	1,000	6,922
China Everbright Bank, Cl A	30,400	15,998
China Fortune Land Development, Cl A	2,600	9,714
China Merchants Bank, Cl A	2,100	10,073
China Merchants Securities, Cl A	3,400	7,604
China Merchants Shekou Industrial Zone Holdings, Cl A	4,300	11,881
China Minsheng Banking, Cl A	24,100	19,592
China Railway Construction, Cl A	8,500	10,819
China State Construction Engineering, Cl A	14,000	10,725
China United Network Communications, Cl A	11,800	9,661
China Vanke, Cl A	3,400	12,274
CITIC Securities, Cl A	2,600	8,126
Daqin Railway, Cl A	7,200	7,796
Guotai Junan Securities, Cl A	3,200	7,658
Haier Smart Home, Cl A	3,500	7,791
Huatai Securities, Cl A	2,800	7,426
Huaxia Bank, Cl A	20,800	21,062
Industrial & Commercial Bank of China, Cl A	16,300	12,285
Industrial Bank, Cl A	5,400	12,983
Ping An Bank, Cl A	4,000	7,926
Ping An Insurance Group of China, Cl A	600	7,328
Poly Developments and Holdings Group, Cl A	5,700	10,724
SAIC Motor, Cl A	3,100	10,883

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Shanghai Pudong Development Bank, Cl A	10,000	$15,792
Shenwan Hongyuan Group, Cl A	11,700	7,825
Suning.com, Cl A	5,300	7,967
Tsingtao Brewery, Cl H	12,000	80,906
		450,825
DENMARK — 0.1%
Carlsberg, Cl B	97	14,350
Chr Hansen Holding	231	19,409
Coloplast, Cl B	817	97,321
Demant *	922	27,938
DSV	727	72,028
Orsted	576	55,085
Tryg	2,800	83,698
Vestas Wind Systems	1,550	113,710
		483,539
FINLAND — 0.1%
Elisa	1,385	69,645
Kone, Cl B	2,606	150,756
Neste	4,341	136,838
Nokia	10,696	52,979
Orion, Cl B	1,989	73,893
Stora Enso, Cl R	1,877	21,061
UPM-Kymmene	2,630	71,117
		576,289
FRANCE — 0.5%
Air Liquide	672	93,724
Airbus	583	80,453
AXA	7,470	171,640
Carrefour	3,882	66,190
Cie Generale des Etablissements Michelin SCA	1,051	110,678
CNP Assurances	836	15,185
Dassault Systemes	311	43,872
Edenred	574	27,951
EssilorLuxottica	516	76,196
Eutelsat Communications	679	11,819
Hermes International	328	224,318
Kering	263	127,270
L’Oreal	745	203,756

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
LVMH Moet Hennessy Louis Vuitton	1,401	$559,161
Peugeot	6,971	156,078
Sanofi	4,382	376,582
Sartorius Stedim Biotech	458	71,011
SCOR	857	34,179
Sodexo	858	97,234
Suez	1,354	21,016
Teleperformance	96	20,985
Thales	212	24,544
TOTAL	3,095	154,786
Ubisoft Entertainment *	195	15,747
		2,784,375
GERMANY — 0.5%
adidas	853	253,023
Allianz	2,109	465,286
Aroundtown	11,032	91,824
Brenntag	1,258	60,725
Carl Zeiss Meditec	904	104,472
Deutsche Boerse	776	114,371
Deutsche Telekom	12,909	215,525
E.ON	7,673	71,364
Evonik Industries	2,840	72,602
Hannover Rueck	1,261	201,133
MTU Aero Engines	510	139,567
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	697	167,086
Puma	687	52,261
QIAGEN *	1,696	59,034
RWE	1,219	34,752
Volkswagen	333	54,409
Vonovia	4,172	208,039
Wirecard	120	19,304
		2,384,777
HONG KONG — 2.5%
Agile Group Holdings	22,000	28,070
Agricultural Bank of China, Cl H	515,000	197,985
Air China, Cl H	50,000	43,186
Anhui Conch Cement, Cl H	38,500	216,062

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
BAIC Motor, Cl H	19,000	$10,700
Bank of China, Cl H	925,000	352,031
Bank of Communications, Cl H	390,000	254,610
Beijing Enterprises Holdings	9,500	45,078
BOC Aviation	10,700	92,982
BYD Electronic International	73,000	87,153
China Aoyuan Group	69,000	81,161
China CITIC Bank, Cl H	81,000	42,285
China Coal Energy, Cl H	49,000	19,417
China Construction Bank, Cl H	1,024,000	757,076
China Everbright Bank, Cl H	396,000	164,837
China Jinmao Holdings Group	172,000	95,792
China Mengniu Dairy	7,000	27,728
China Merchants Bank, Cl H	157,500	715,882
China Minsheng Banking, Cl H	307,500	202,082
China Mobile	83,500	689,511
China Oriental Group	54,000	21,313
China Overseas Land & Investment	68,000	214,548
China Railway Construction, Cl H	32,500	35,051
China Resources Beer Holdings	6,000	34,071
China Resources Gas Group	26,000	128,123
China Resources Land	48,000	194,648
China Shenhua Energy, Cl H	34,500	67,231
China Vanke, Cl H	65,400	225,416
CIFI Holdings Group	40,000	21,422
CITIC	137,000	162,044
CLP Holdings	15,000	154,068
CNOOC	197,000	293,048
COSCO SHIPPING Ports	38,000	33,282
Country Garden Holdings	34,000	42,155
CRRC	80,000	54,944
CSPC Pharmaceutical Group	8,000	15,963
ENN Energy Holdings	3,300	37,558
Far East Horizon	67,000	60,019
Future Land Development Holdings	120,000	94,767
Great Wall Motor, Cl H	98,000	62,080
Guangdong Investment	70,000	147,398
Guangzhou R&F Properties	36,000	57,822

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Haier Electronics Group	7,000	$18,227
Hang Lung Properties	51,000	115,323
Hang Seng Bank	2,400	49,906
Henderson Land Development	36,800	171,008
Hong Kong & China Gas	77,000	148,462
Hua Hong Semiconductor	37,000	61,604
Huadian Power International, Cl H	124,000	48,344
Hysan Development	11,000	44,355
Industrial & Commercial Bank of China, Cl H	1,651,000	1,038,901
Jiangsu Expressway, Cl H	6,000	7,959
Jiangxi Copper, Cl H	43,000	48,340
Kaisa Group Holdings	42,000	14,520
KWG Group Holdings	34,000	29,558
Lenovo Group	160,000	104,752
Li Ning	51,000	150,321
Link REIT ‡	18,000	201,536
Logan Property Holdings	70,000	98,738
Longfor Group Holdings	41,000	146,338
Luye Pharma Group	21,000	16,278
Maanshan Iron & Steel, Cl H	62,000	23,215
MTR	10,500	60,718
New China Life Insurance, Cl H	25,500	100,391
New World Development	97,000	120,664
Ping An Insurance Group of China, Cl H	122,500	1,397,091
Postal Savings Bank of China, Cl H	84,000	50,508
Shandong Weigao Group Medical Polymer, Cl H	96,000	98,967
Shenzhen International Holdings	11,874	22,471
Shenzhou International Group Holdings	4,000	54,282
Shimao Property Holdings	42,000	118,468
Shui On Land	78,000	16,196
Sihuan Pharmaceutical Holdings Group	346,000	61,664
Sino Biopharmaceutical	12,000	17,802
Sinopec Engineering Group, Cl H	41,000	26,782
Sinopharm Group, Cl H	4,000	14,450
Sinotruk Hong Kong	64,500	99,260
SJM Holdings	46,000	43,184
SSY Group	22,000	19,401
Sun Hung Kai Properties	16,000	225,556

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Sunac China Holdings	34,000	$135,912
Swire Properties	40,000	131,113
Techtronic Industries	20,500	140,826
Tingyi Cayman Islands Holding	12,000	16,501
Uni-President China Holdings	18,000	19,984
Vitasoy International Holdings	12,000	55,842
Want Want China Holdings	19,000	14,775
Weichai Power, Cl H	117,000	178,275
WH Group	167,000	134,098
Wheelock	8,000	46,516
Yanzhou Coal Mining, Cl H	14,000	12,156
Yihai International Holding	5,000	29,877
Yue Yuen Industrial Holdings	11,000	28,152
Yuexiu Property	370,000	79,487
Yuzhou Properties	60,000	25,239
Zhejiang Expressway, Cl H	60,000	50,104
Zhuzhou CRRC Times Electric, Cl H	8,900	35,458
Zijin Mining Group, Cl H	32,000	11,995
		12,512,449
HUNGARY — 0.0%
MOL Hungarian Oil & Gas	12,485	122,146
OTP Bank Nyrt	1,730	68,837
		190,983
INDONESIA — 0.2%
Adaro Energy	277,400	22,040
Astra International	209,600	98,563
Bank Central Asia	123,500	265,567
Bank Mandiri Persero	205,500	104,923
Bank Negara Indonesia Persero	213,500	115,716
Bank Rakyat Indonesia Persero	802,400	241,221
Gudang Garam	12,900	63,155
Indocement Tunggal Prakarsa	50,800	77,738
Indofood CBP Sukses Makmur	34,600	29,401
Indofood Sukses Makmur	54,800	30,599
Jasa Marga Persero	69,600	27,490
Pakuwon Jati	1,826,300	82,465
Semen Indonesia Persero	21,800	20,329
Telekomunikasi Indonesia Persero	223,400	69,959
		1,249,166

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
IRELAND — 0.0%
Globe Life	536	$47,843

ITALY — 0.3%
Assicurazioni Generali	11,451	207,508
Davide Campari-Milano	3,683	34,546
Enel	32,139	233,284
Eni	17,358	261,438
Ferrari	357	56,254
Leonardo	4,665	57,223
Mediobanca Banca di Credito Finanziario	9,383	93,022
Moncler	2,315	86,955
Poste Italiane	15,834	170,249
Recordati	381	16,698
Terna Rete Elettrica Nazionale	12,855	80,724
		1,297,901
JAPAN — 2.1%
ABC-Mart	1,600	102,195
Advantest	4,100	168,132
AGC	500	14,409
Alfresa Holdings	1,300	29,366
Alps Alpine	700	12,202
Amada Holdings	8,800	91,676
Asahi Intecc	4,000	89,423
Asahi Kasei	2,800	25,306
Astellas Pharma	11,300	156,239
Bandai Namco Holdings	3,600	210,824
Bridgestone	3,600	136,957
Brother Industries	2,600	44,950
Casio Computer	2,700	37,731
Central Japan Railway	1,300	257,000
Chubu Electric Power	1,000	14,747
Chugai Pharmaceutical	3,000	214,410
Dai Nippon Printing	3,100	66,975
Daiichi Sankyo	3,500	229,856
Daikin Industries	500	61,800
East Japan Railway	900	85,709
Fast Retailing	400	234,141
Fuji Electric	800	22,821

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
FUJIFILM Holdings	3,400	$145,415
Fujitsu	1,900	146,115
Hakuhodo DY Holdings	6,000	88,522
Hamamatsu Photonics	500	17,255
Hikari Tsushin	500	117,048
Hitachi	5,100	173,871
Hitachi Chemical	4,300	133,187
Hitachi High-Technologies	2,500	134,862
Honda Motor	1,200	28,456
Hoya	3,000	244,197
ITOCHU	8,600	171,296
Itochu Techno-Solutions	4,600	126,854
Japan Airlines	2,000	62,396
Japan Airport Terminal	500	19,916
Japan Prime Realty Investment ‡	18	82,259
Japan Real Estate Investment ‡	16	106,541
JSR	1,000	16,346
JTEKT	1,300	14,073
Kakaku.com	2,200	54,988
Kamigumi	2,500	58,531
Kaneka	1,200	35,929
Kao	500	36,082
KDDI	1,600	42,618
Keihan Holdings	2,300	96,248
Keio	1,300	81,250
Kikkoman	300	13,485
Kobayashi Pharmaceutical	300	22,442
Kose	100	17,150
Kyocera	2,900	172,214
Lion	1,100	21,356
Marubeni	4,300	27,416
Marui Group	1,100	21,892
Medipal Holdings	5,000	106,033
MEIJI Holdings	500	34,746
MINEBEA MITSUMI	900	13,894
Mitsubishi	7,800	189,492
Mitsubishi Electric	9,700	116,920
Mitsubishi Heavy Industries	3,100	116,478

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Mitsubishi UFJ Lease & Finance	2,500	$13,499
Mitsui	2,700	42,225
Mitsui Fudosan	700	16,772
MS&AD Insurance Group Holdings	4,700	149,133
Murata Manufacturing	3,700	154,674
Nexon	2,000	26,838
NGK Spark Plug	2,100	36,286
Nippon Building Fund ‡	26	190,936
Nippon Telegraph & Telephone	7,100	340,380
Nisshin Seifun Group	1,500	28,171
Nomura Research Institute	2,400	47,635
NTT Data	7,600	98,104
Obic	1,000	114,279
Oji Holdings	2,500	11,637
Omron	1,800	88,634
Oriental Land	1,000	145,594
Otsuka	1,700	63,020
Pan Pacific International Holdings	5,200	81,403
Persol Holdings	1,800	36,505
Recruit Holdings	7,500	227,049
Ricoh	2,600	24,037
Rohm	200	14,234
Sankyo	2,300	79,389
Santen Pharmaceutical	1,400	24,504
Secom	1,700	144,884
Sega Sammy Holdings	1,300	17,969
Sekisui Chemical	1,400	20,141
Sekisui House	2,700	47,907
SG Holdings	4,500	120,178
Shimadzu	1,300	32,265
Shimano	200	28,710
Shin-Etsu Chemical	1,100	110,828
Shinsei Bank	1,600	22,109
Shionogi	1,600	85,629
Shiseido	300	24,499
SoftBank Group	8,900	402,900
Sohgo Security Services	600	30,270
Sompo Holdings	800	31,886

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Sony	2,600	$147,415
Sony Financial Holdings	5,300	122,095
Sumitomo	2,200	32,935
Sumitomo Heavy Industries	1,800	51,659
Sumitomo Mitsui Trust Holdings	400	13,053
Suzuken	2,300	123,578
Taiheiyo Cement	1,000	25,217
TDK	400	31,688
Terumo	4,200	122,025
Toho	2,600	110,025
Toho Gas	2,900	112,449
Tokio Marine Holdings	4,300	221,048
Tokyo Gas	3,600	90,894
Toppan Printing	3,400	54,163
Tosoh	1,500	19,227
Toyo Suisan Kaisha	1,500	60,978
Toyoda Gosei	1,000	18,597
Toyota Motor	5,000	327,335
Toyota Tsusho	700	21,706
Unicharm	2,400	73,736
West Japan Railway	1,100	92,643
Yamaha	1,800	77,619
Yokogawa Electric	1,800	32,683
Yokohama Rubber	2,300	44,172
		10,616,695
MALAYSIA — 0.1%
AMMB Holdings	55,800	55,687
Fraser & Neave Holdings	2,600	21,779
Hong Leong Bank	10,100	39,834
Hong Leong Financial Group	14,500	58,126
Malayan Banking	17,100	35,323
Malaysia Airports Holdings	9,100	17,762
Nestle Malaysia	900	31,534
Petronas Dagangan	2,300	12,503
PPB Group	10,700	47,412
Public Bank	14,700	70,928
RHB Bank	72,300	98,057
Sime Darby	23,500	12,795

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
MALAYSIA — continued
Telekom Malaysia	14,900	$13,267
Tenaga Nasional	2,700	8,947
		523,954
MEXICO — 0.0%
Grupo Bimbo, Ser A	17,700	30,902
Grupo Financiero Banorte, Cl O	2,900	15,648
Megacable Holdings	5,300	21,685
Promotora y Operadora de Infraestructura	2,510	20,950
Wal-Mart de Mexico	29,300	83,127
		172,312
NETHERLANDS — 0.2%
Aegon	10,595	40,353
ASML Holding	172	38,329
Koninklijke Ahold Delhaize	8,499	198,849
Koninklijke DSM	1,408	175,259
Koninklijke KPN	13,012	41,235
Koninklijke Vopak	424	20,241
NN Group	1,652	55,351
Randstad	429	20,043
Wolters Kluwer	3,025	218,121
		807,781
NORWAY — 0.0%
DNB	1,253	20,265
Gjensidige Forsikring	3,242	62,626
Mowi	3,469	83,004
		165,895
PHILIPPINES — 0.1%
Alliance Global Group	258,300	63,016
Globe Telecom	2,845	110,911
International Container Terminal Services	13,450	35,034
Manila Electric	11,250	78,898
Megaworld	852,600	84,007
Robinsons Land	170,500	81,779
Universal Robina	20,620	68,499
		522,144
POLAND — 0.1%
CD Projekt	458	29,234
Cyfrowy Polsat	7,148	52,334

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
POLAND — continued
Dino Polska *	998	$38,616
Grupa Lotos	4,495	97,382
KGHM Polska Miedz	1,219	24,035
Orange Polska	18,512	29,694
Polski Koncern Naftowy ORLEN	4,324	98,652
Powszechna Kasa Oszczednosci Bank Polski	5,867	57,795
		427,742
PORTUGAL — 0.0%
Galp Energia SGPS	1,876	26,972

SINGAPORE — 0.1%
Ascendas Real Estate Investment Trust ‡	20,200	44,794
CapitaLand Commercial Trust ‡	10,700	16,405
CapitaLand Mall Trust ‡	61,400	117,112
ComfortDelGro	70,200	123,785
DBS Group Holdings	3,300	58,271
SATS	10,000	34,557
Singapore Technologies Engineering	25,600	72,596
United Overseas Bank	3,600	64,652
Venture	2,300	25,081
Wilmar International	37,300	102,334
Yangzijiang Shipbuilding Holdings	71,400	46,840
		706,427
SOUTH AFRICA — 0.2%
Absa Group	6,742	68,253
Anglo American Platinum	2,033	124,654
AngloGold Ashanti ADR	8,956	203,749
Bidvest Group	1,064	12,512
Capitec Bank Holdings	359	25,900
Clicks Group	942	12,348
Exxaro Resources	7,677	68,951
FirstRand	15,718	62,217
Foschini Group	2,817	27,935
Investec	3,268	17,245
Kumba Iron Ore	3,038	78,496
Liberty Holdings	2,853	20,586
Pick n Pay Stores	3,469	13,189
RMB Holdings	11,733	55,069

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Sanlam	3,752	$18,001
SPAR Group	800	9,152
Standard Bank Group	1,962	22,951
Telkom SOC	15,214	79,606
		920,814
SOUTH KOREA — 0.4%
BGF retail	501	84,231
Cheil Worldwide	4,718	102,951
Daelim Industrial	1,285	103,672
Doosan Bobcat	1,780	52,645
Fila Korea	1,809	85,352
GS Retail	1,110	35,442
Hanon Systems	4,402	42,170
Hyundai Glovis	741	97,760
Kangwon Land	3,436	79,990
Kia Motors	5,185	186,678
Korea Investment Holdings	235	14,006
Korea Zinc	261	93,724
KT&G	1,584	133,317
Meritz Securities	21,885	85,897
NCSoft	270	119,686
Samsung Electronics	7,149	259,705
Shinhan Financial Group	1,356	45,590
SK Hynix	384	24,493
SK Telecom	789	155,885
		1,803,194
SPAIN — 0.2%
ACS Actividades de Construccion y Servicios	2,931	110,956
Amadeus IT Group	1,321	98,602
Endesa	6,309	162,139
Iberdrola	39,081	401,778
Mapfre	19,344	50,457
Red Electrica	6,508	129,758
		953,690
SWEDEN — 0.2%
Essity, Cl B	2,626	82,026
Hennes & Mauritz, Cl B	9,960	190,998
Hexagon, Cl B	890	39,623

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Investor, Cl B	4,453	$209,252
Lundin Petroleum	1,448	44,101
Securitas, Cl B	5,589	83,702
Skandinaviska Enskilda Banken, Cl A	6,021	51,770
Swedish Match	1,854	72,895
Tele2, Cl B	3,799	53,660
Telefonaktiebolaget LM Ericsson, Cl B	21,502	167,868
Telia	27,932	122,334
		1,118,229
SWITZERLAND — 0.9%
Baloise Holding	221	37,731
Chocoladefabriken Lindt & Spruengli	18	133,153
Nestle	12,686	1,422,592
Novartis	10,901	981,456
Partners Group Holding	202	163,904
Roche Holding	3,495	957,370
Sika	318	45,746
Sonova Holding	509	118,214
Straumann Holding	74	58,106
Swiss Life Holding	460	218,439
Temenos	311	52,299
Zurich Insurance Group	1,259	447,930
		4,636,940
TAIWAN — 0.8%
Acer	51,000	27,912
Advantech	4,000	34,012
ASE Technology Holding	33,000	74,714
Asia Cement	71,000	97,193
Chailease Holding	29,870	118,343
Chang Hwa Commercial Bank	141,780	91,017
Chicony Electronics	5,000	14,020
China Steel	204,000	150,203
CTBC Financial Holding	123,000	79,675
Delta Electronics	24,000	111,967
E.Sun Financial Holding	186,371	149,758
Eclat Textile	7,000	85,477
Eva Airways	138,000	62,180
Far Eastern New Century	32,000	29,029

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Feng TAY Enterprise	15,400	$100,210
First Financial Holding	40,400	27,613
Formosa Chemicals & Fibre	46,000	128,914
Formosa Petrochemical	17,000	52,538
Formosa Taffeta	58,000	62,846
Fubon Financial Holding	20,000	27,775
Giant Manufacturing	8,000	55,537
Hon Hai Precision Industry	47,000	111,206
Inventec	39,000	26,699
Lite-On Technology	46,000	73,066
Mega Financial Holding	154,000	140,850
Nan Ya Plastics	16,000	35,018
Novatek Microelectronics	24,000	142,093
Phison Electronics	7,000	63,926
Pou Chen	15,000	18,698
President Chain Store	5,000	46,445
Realtek Semiconductor	21,000	144,002
Shanghai Commercial & Savings Bank *	31,000	50,059
SinoPac Financial Holdings	200,000	75,392
Taiwan Business Bank	276,150	108,167
Taiwan Cement	105,940	129,572
Taiwan Cooperative Financial Holding	124,630	79,280
Taiwan High Speed Rail *	12,000	14,486
Taiwan Semiconductor Manufacturing ADR	19,413	827,576
Uni-President Enterprises	56,000	136,396
United Microelectronics	37,000	15,836
Vanguard International Semiconductor	27,000	54,978
Walsin Technology	9,000	45,318
Wistron	16,000	12,687
WPG Holdings	10,000	12,651
Yuanta Financial Holding	236,000	135,489
Zhen Ding Technology Holding	39,000	144,226
		4,225,049
THAILAND — 0.2%
Advanced Info Service NVDR	4,300	32,587
Bangkok Bank NVDR	20,200	112,826
Bangkok Dusit Medical Services NVDR	58,400	45,015
Home Product Center NVDR	113,400	66,622

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
THAILAND — continued
Kasikornbank NVDR	7,600	$39,724
Krung Thai Bank NVDR	221,800	124,553
Land & Houses NVDR	181,700	64,169
PTT NVDR	50,600	73,123
PTT Exploration & Production NVDR	32,200	131,015
Siam Cement NVDR	5,200	70,705
Siam Commercial Bank NVDR	25,800	104,212
Thai Union Group NVDR	121,800	69,312
		933,863
TURKEY — 0.1%
Akbank T.A.S.	27,252	32,549
Arcelik	15,892	46,694
KOC Holding	29,923	90,033
TAV Havalimanlari Holding	2,090	8,485
Turkcell Iletisim Hizmetleri	13,924	30,975
Turkiye Garanti Bankasi	23,153	35,477
Turkiye Is Bankasi, Cl C	36,553	34,653
Turkiye Sise ve Cam Fabrikalari	27,225	20,273
		299,139
UNITED KINGDOM — 0.9%
Admiral Group	1,239	32,454
Anglo American	7,720	167,465
AstraZeneca	3,942	351,338
Auto Trader Group	12,621	81,815
Barratt Developments	20,629	158,959
Berkeley Group Holdings	1,139	54,355
BHP Group	20,115	435,127
BP	73,734	450,144
Burberry Group	4,821	127,573
Compass Group	7,924	201,210
Croda International	333	19,113
Diageo	7,629	325,741
Evraz	19,958	120,383
Experian	5,055	155,121
GlaxoSmithKline	7,433	154,738
Halma	3,072	73,728
Johnson Matthey	633	22,490
Mondi	2,039	39,832

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
National Grid	9,427	$98,863
Next	1,012	73,099
Persimmon	515	11,940
Rio Tinto	6,242	315,240
Royal Dutch Shell, Cl A	14,170	393,991
Sage Group	10,243	87,433
Segro ‡	3,044	29,132
Smith & Nephew	7,141	170,932
Spirax-Sarco Engineering	797	78,216
Tesco	36,035	96,348
Unilever	1,546	97,785
Whitbread	711	37,841
		4,462,406
UNITED STATES — 15.1%
COMMUNICATION SERVICES — 1.1%
AMC Networks, Cl A *	447	21,680
AT&T	5,046	177,922
Cable One	189	245,250
Cinemark Holdings	1,569	59,873
Comcast, Cl A	17,550	776,763
Discovery *	4,972	137,227
DISH Network, Cl A *	2,998	100,613
IAC *	1,040	264,826
Interpublic Group	1,858	36,937
Live Nation Entertainment *	592	41,150
Match Group	2,938	249,142
New York Times, Cl A	3,431	100,185
Nexstar Media Group, Cl A	1,780	176,024
Omnicom Group	1,508	114,699
Sinclair Broadcast Group, Cl A	4,332	193,077
T-Mobile US *	4,883	381,118
Twitter *	941	40,134
Verizon Communications	19,722	1,147,032
Viacom, Cl B	5,697	142,311
Walt Disney	8,054	1,105,492
		5,511,455

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — 1.8%
AutoZone *	304	$334,914
Best Buy	666	42,391
Bright Horizons Family Solutions *	620	102,331
Burlington Stores *	344	69,657
Chipotle Mexican Grill, Cl A *	178	149,239
Columbia Sportswear	1,561	146,406
Darden Restaurants	2,241	271,116
Dick’s Sporting Goods	3,426	116,621
Dollar General	2,510	391,786
Domino’s Pizza	254	57,617
DR Horton	2,680	132,580
Etsy *	2,450	129,335
Expedia Group	530	68,953
Garmin	2,860	233,290
Gentex	5,203	138,400
Genuine Parts	462	41,714
Graham Holdings, Cl B	124	87,303
Grand Canyon Education *	737	92,567
H&R Block	3,812	92,327
Hasbro	656	72,468
Home Depot	192	43,759
Hyatt Hotels, Cl A	1,087	78,427
Lowe’s	3,326	373,177
Lululemon Athletica *	1,940	358,260
McDonald’s	2,885	628,843
NIKE, Cl B	8,309	702,111
O’Reilly Automotive *	949	364,188
Penske Automotive Group	766	32,769
Planet Fitness, Cl A *	1,591	112,340
Pool	436	85,622
PulteGroup	6,632	224,162
Ralph Lauren, Cl A	363	32,067
Ross Stores	1,468	155,623
ServiceMaster Global Holdings *	1,390	79,286
Skechers U.S.A., Cl A *	2,105	66,644
Starbucks	8,080	780,205
Target	3,626	388,127
Tempur Sealy International *	2,637	203,366

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
TJX	8,285	$455,426
Toll Brothers	2,049	74,153
Tractor Supply	2,280	232,286
Ulta Beauty *	849	201,833
Under Armour, Cl A *	4,149	77,213
VF	1,551	127,104
Williams-Sonoma	2,819	185,490
Yum! Brands	946	110,474
		8,943,970
CONSUMER STAPLES — 1.4%
Casey’s General Stores	1,211	203,266
Church & Dwight	3,677	293,351
Clorox	1,123	177,614
Costco Wholesale	2,553	752,522
Estee Lauder, Cl A	624	123,546
General Mills	2,626	141,279
Hershey	1,506	238,671
Hormel Foods	2,936	125,103
Kimberly-Clark	1,454	205,174
McCormick	1,873	305,056
Mondelez International, Cl A	5,510	304,262
PepsiCo	5,007	684,607
Philip Morris International	3,778	272,356
Pilgrim’s Pride *	847	26,393
Post Holdings *	1,201	119,728
Procter & Gamble	12,819	1,541,228
Sysco	2,858	212,435
Tyson Foods, Cl A	1,407	130,907
Walmart	10,812	1,235,379
		7,092,877
ENERGY — 0.1%
Cabot Oil & Gas	1,296	22,188
Chevron	3,390	399,071
Kinder Morgan	1,775	35,979
Phillips 66	1,445	142,520
Valero Energy	298	22,434
		622,192

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
FINANCIALS — 2.0%
Aflac	5,769	$289,488
Alleghany *	291	218,049
Allstate	1,821	186,452
Ally Financial	7,125	223,369
American Express	4,117	495,563
American Financial Group	803	81,079
Aon	1,079	210,243
Arch Capital Group *	5,490	216,855
Assurant	816	100,368
Assured Guaranty	3,619	153,988
Axis Capital Holdings	2,939	180,425
BB&T	4,791	228,291
Capital One Financial	1,191	103,164
Chubb	2,085	325,844
Cincinnati Financial	1,095	123,177
Citizens Financial Group	2,102	70,922
CME Group, Cl A	1,175	255,316
Commerce Bancshares	818	46,683
Credit Acceptance *	455	205,956
Discover Financial Services	3,244	259,423
East West Bancorp	541	22,251
Erie Indemnity, Cl A	549	120,401
Evercore, Cl A	481	38,365
Everest Re Group	892	210,405
Fidelity National Financial	1,240	54,486
Fifth Third Bancorp	3,016	79,773
First American Financial	1,312	76,686
First Citizens BancShares, Cl A	71	31,567
Hanover Insurance Group	1,225	163,109
Huntington Bancshares	9,333	123,662
JPMorgan Chase	11,471	1,260,204
Kemper	723	50,596
KeyCorp	4,346	72,144
Lincoln National	3,602	190,474
MarketAxess Holdings	395	157,060
Marsh & McLennan	1,874	187,194
Mercury General	1,010	54,035
MetLife	5,710	252,953

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
MGIC Investment	19,930	$252,114
Nasdaq	752	75,080
Navient	7,369	93,881
Old Republic International	5,609	131,026
Popular	2,816	148,037
Primerica	604	71,979
Principal Financial Group	529	28,153
Progressive	6,610	501,038
Prosperity Bancshares	356	23,112
Prudential Financial	2,088	167,228
Regions Financial	5,494	80,322
RenaissanceRe Holdings	598	107,969
SVB Financial Group *	282	54,883
Synchrony Financial	6,786	217,491
T Rowe Price Group	1,440	159,293
TCF Financial	1,231	47,467
Travelers	2,521	370,486
US Bancorp	3,447	181,622
WR Berkley	3,874	276,022
		10,107,223
HEALTH CARE — 1.7%
Abbott Laboratories	7,211	615,243
Amgen	683	142,487
Anthem	1,581	413,463
Bio-Rad Laboratories, Cl A *	243	82,063
Bio-Techne	146	27,969
Boston Scientific *	2,491	106,440
Bruker	3,580	154,549
Charles River Laboratories International *	580	76,096
Chemed	363	155,883
Danaher	3,449	490,068
DexCom *	474	81,343
Edwards Lifesciences *	492	109,145
Eli Lilly	4,986	563,269
Encompass Health	808	49,118
Exact Sciences *	1,063	126,731
Exelixis *	2,609	51,789
HCA Healthcare	856	102,891

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Henry Schein *	2,930	$180,547
Hill-Rom Holdings	465	50,071
Horizon Therapeutics *	7,808	215,735
Humana	161	45,597
ICU Medical *	270	43,672
IDEXX Laboratories *	411	119,083
Illumina *	180	50,641
Intuitive Surgical *	199	101,757
Ionis Pharmaceuticals *	2,330	147,279
Jazz Pharmaceuticals *	219	28,065
Johnson & Johnson	4,603	590,841
Laboratory Corp of America Holdings *	297	49,765
Masimo *	1,147	175,778
McKesson	537	74,251
Medtronic	3,694	398,546
Merck	12,758	1,103,184
Molina Healthcare *	427	55,630
Premier, Cl A *	1,782	62,833
ResMed	902	125,649
STERIS	624	96,346
Thermo Fisher Scientific	2,135	612,873
UnitedHealth Group	1,109	259,506
Universal Health Services, Cl B	1,308	189,111
Veeva Systems, Cl A *	1,753	281,146
Zimmer Biomet Holdings	540	75,168
Zoetis, Cl A	1,788	226,039
		8,707,660
INDUSTRIALS — 2.0%
Acuity Brands	670	84,025
AGCO	3,563	246,275
Alaska Air Group	971	57,988
Allegion	1,479	142,383
Allison Transmission Holdings	3,583	159,193
AMETEK	646	55,511
Armstrong World Industries	1,644	156,953
Boeing	886	322,584
Carlisle	1,231	178,446
CH Robinson Worldwide	395	33,373

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Cintas	808	$213,150
Clean Harbors *	939	69,063
Copart *	1,247	94,011
CSX	4,972	333,224
Cummins	1,455	217,188
Curtiss-Wright	312	38,264
Delta Air Lines	2,495	144,361
Donaldson	573	27,710
Dover	2,179	204,259
Eaton	2,759	222,707
Emerson Electric	3,460	206,181
Expeditors International of Washington	2,046	145,471
Fastenal	3,670	112,375
Flowserve	1,690	72,129
Gardner Denver Holdings *	3,864	110,820
HD Supply Holdings *	1,308	50,894
HEICO	1,690	244,492
Honeywell International	3,093	509,170
Hubbell, Cl B	1,115	146,221
IDEX	511	84,167
Ingersoll-Rand	2,828	342,443
ITT	3,041	173,094
Jacobs Engineering Group	1,942	172,566
JB Hunt Transport Services	478	51,643
Johnson Controls International	5,614	239,661
Landstar System	300	33,456
Lennox International	292	74,104
ManpowerGroup	1,569	128,250
Masco	2,115	86,144
Middleby *	1,284	140,803
Nordson	327	44,459
Norfolk Southern	1,853	322,515
Old Dominion Freight Line	619	101,367
Oshkosh	3,049	214,253
PACCAR	1,991	130,530
Parker-Hannifin	569	94,323
Republic Services, Cl A	3,611	322,282
Robert Half International	1,447	77,371

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Roper Technologies	526	$192,916
Snap-on	733	108,982
Southwest Airlines	1,458	76,283
Teledyne Technologies *	573	176,822
Textron	521	23,445
Timken	1,165	46,810
Toro	1,067	76,835
Union Pacific	3,679	595,851
United Airlines Holdings *	2,924	246,522
United Parcel Service, Cl B	848	100,624
United Technologies	1,039	135,319
Verisk Analytics, Cl A	1,635	264,118
Wabtec	334	23,116
Waste Management	2,585	308,520
Woodward	1,843	198,768
WW Grainger	194	53,088
Xylem	922	70,634
		10,130,505
INFORMATION TECHNOLOGY — 3.4%
Accenture, Cl A	1,261	249,892
Adobe *	413	117,502
Akamai Technologies *	1,021	91,002
Analog Devices	2,054	225,591
ANSYS *	425	87,788
Apple	17,309	3,613,081
Aspen Technology *	716	95,371
Atlassian, Cl A *	543	73,039
Autodesk *	156	22,280
Automatic Data Processing	1,956	332,207
Avalara *	1,543	130,136
Avnet	874	36,612
Booz Allen Hamilton Holding, Cl A	3,423	258,471
Broadridge Financial Solutions	1,083	140,184
Cadence Design Systems *	2,668	182,705
CDW	2,105	243,127
Ciena *	3,356	137,361
Cisco Systems	19,455	910,689
Coupa Software *	1,089	151,295

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
EPAM Systems *	681	$130,296
Euronet Worldwide *	758	116,080
Fair Isaac *	423	149,200
FLIR Systems	1,240	61,095
Fortinet *	1,732	137,140
Intel	7,525	356,760
Intuit	1,667	480,696
Jack Henry & Associates	665	96,398
Keysight Technologies *	3,093	299,588
KLA	677	100,128
Lam Research	1,088	229,035
Leidos Holdings	1,748	152,705
Manhattan Associates *	1,822	150,552
Mastercard, Cl A	1,044	293,750
Maxim Integrated Products	835	45,541
Microsoft	28,509	3,930,251
MongoDB, Cl A *	978	148,959
Motorola Solutions	1,328	240,248
Okta, Cl A *	1,392	176,088
Oracle	9,528	496,028
Palo Alto Networks *	294	59,864
Paychex	901	73,612
Paycom Software *	556	139,067
PayPal Holdings *	804	87,676
QUALCOMM	984	76,526
Sabre	3,676	86,901
salesforce.com *	157	24,503
ServiceNow *	906	237,227
Smartsheet, Cl A *	2,094	101,768
Splunk *	328	36,677
Teradyne	4,175	221,150
Twilio, Cl A *	380	49,579
Ubiquiti	1,378	152,283
Universal Display	239	49,107
VeriSign *	1,307	266,432
ViaSat *	634	50,295
Visa, Cl A	842	152,251
VMware, Cl A	606	85,713

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Workday, Cl A *	500	$88,640
Xilinx	993	103,332
Zebra Technologies, Cl A *	1,013	207,695
Zendesk *	1,445	115,889
Zscaler *	2,258	155,215
		17,510,273
MATERIALS — 0.4%
Air Products & Chemicals	1,290	291,437
AptarGroup	500	61,110
Ashland Global Holdings	353	25,854
Ball	4,010	322,444
Celanese, Cl A	363	41,153
CF Industries Holdings	2,056	99,079
Crown Holdings *	2,749	180,994
Eastman Chemical	333	21,768
Ecolab	2,094	432,013
PPG Industries	409	45,313
Reliance Steel & Aluminum	1,453	141,275
RPM International	1,035	70,039
Scotts Miracle-Gro	972	103,343
Sonoco Products	2,515	143,858
		1,979,680
REAL ESTATE — 0.5%
Apartment Investment & Management, Cl A ‡	3,141	160,191
CBRE Group, Cl A *	2,325	121,528
EPR Properties ‡	1,681	131,538
Equity Commonwealth ‡	2,003	67,421
Equity Residential ‡	2,708	229,530
Extra Space Storage ‡	637	77,663
HCP ‡	5,072	176,049
Jones Lang LaSalle	385	51,609
Kimco Realty ‡	4,261	78,317
Liberty Property Trust ‡	476	24,809
Life Storage ‡	604	64,000
Medical Properties Trust ‡	12,042	223,861
National Retail Properties ‡	1,007	56,543
Omega Healthcare Investors ‡	5,325	216,621
Spirit Realty Capital ‡	940	45,064

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Sun Communities ‡	773	$114,249
Ventas ‡	3,376	247,765
Welltower ‡	3,028	271,188
		2,357,946
UTILITIES — 0.7%
AES	6,883	105,516
Ameren	3,759	290,007
American Electric Power	4,591	418,470
Atmos Energy	1,469	161,928
CMS Energy	4,617	291,102
DTE Energy	2,907	376,921
Duke Energy	582	53,975
Entergy	1,271	143,420
Eversource Energy	1,083	86,781
Exelon	8,448	399,252
Hawaiian Electric Industries	1,697	75,347
NextEra Energy	353	77,335
OGE Energy	4,647	199,217
Pinnacle West Capital	2,551	243,136
Public Service Enterprise Group	2,556	154,561
Xcel Energy	6,550	420,641
		3,497,609
		76,461,390
Total Common Stock
(Cost $130,248,475)		141,420,745

PREFERRED STOCK — 0.1%
BRAZIL — 0.1% (1)
Cia Brasileira de Distribuicao	1,800	38,091
Petroleo Brasileiro	79,300	486,600
Telefonica Brasil	10,500	136,036
Total Preferred Stock
(Cost $691,817)		660,727

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

RIGHTS — 0.0%
	Number of Rights	Value
The Shanghai Commercial & SA, Expires 10/07/2019	2,518	$1,187
WPG Holdings *^	952	—
Total Rights
(Cost $–)		1,187

SHORT-TERM INVESTMENT — 2.8%
	Shares
Invesco Government & Agency Portfolio, Cl Institutional, 2.020% (A)
(Cost $14,088,901)	14,088,901	14,088,901
Total Investments — 99.9%
(Cost $484,569,070)		$507,027,240

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	20	Sep-2019	$1,830,771	$1,843,900	$13,129
S&P 500 Index E-MINI	6	Sep-2019	868,486	877,440	8,954
SGX Nifty 50	110	Sep-2019	2,440,086	2,431,990	(8,096)
			$5,139,343	$5,153,330	$13,987

A list of open total return swap agreements held by the Fund at August 31, 2019, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGEX NAV	SOFR +35 BPS	SPGEX	Annually	02/05/2020	USD	7,804,614	$(48,213)	$(48,213)

Percentages are based on Net Assets of $507,433,834.

*	Non-income producing security.
‡	Real Estate Investment Trust
^	Expiration date unavailable
(1)	Rate is not available.
(A)	The rate reported is the 7-day effective yield as of August 31, 2019.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR— Non-Voting Depository Receipt

S&P— Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPGEX — Symmetry Panoramic Global Equity Fund

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$350,855,680	$—	$—	$350,855,680
Common Stock
Australia	—	2,508,475	—	2,508,475
Belgium	—	282,727	—	282,727
Brazil	2,749,594	—	—	2,749,594
Canada	4,117,166	—	—	4,117,166
China	—	450,825	—	450,825
Denmark	—	483,539	—	483,539
Finland	—	576,289	—	576,289
France	—	2,784,375	—	2,784,375
Germany	—	2,384,777	—	2,384,777
Hong Kong	—	12,512,449	—	12,512,449
Hungary	—	190,983	—	190,983
Indonesia	—	1,249,166	—	1,249,166
Ireland	47,843	—	—	47,843
Italy	—	1,297,901	—	1,297,901
Japan	—	10,616,695	—	10,616,695
Malaysia	—	523,954	—	523,954
Mexico	172,312	—	—	172,312
Netherlands	—	807,781	—	807,781
Norway	—	165,895	—	165,895
Philippines	—	522,144	—	522,144
Poland	—	427,742	—	427,742
Portugal	—	26,972	—	26,972
Singapore	—	706,427	—	706,427
South Africa	203,749	717,065	—	920,814
South Korea	—	1,803,194	—	1,803,194

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2019

Investments in Securities	Level 1	Level 2	Level 3	Total
Spain	$—	$953,690	$—	$953,690
Sweden	—	1,118,229	—	1,118,229
Switzerland	—	4,636,940	—	4,636,940
Taiwan	827,576	3,397,473	—	4,225,049
Thailand	—	933,863	—	933,863
Turkey	—	299,139	—	299,139
United Kingdom	—	4,462,406	—	4,462,406
United States	76,461,390	—	—	76,461,390
Total Common Stock	84,579,630	56,841,115	—	141,420,745
Preferred Stock
Brazil	660,727	—	—	660,727
Rights	—	1,187	—	1,187
Short-Term Investment	14,088,901	—	—	14,088,901
Total Investments in Securities	$450,184,938	$56,842,302	$—	$507,027,240

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$22,083	$—	$—	$22,083
Unrealized Depreciation	(8,096)	—	—	(8,096)
Total Return Swap ^
Unrealized Appreciation	—	(48,213)	—	(48,213)
Total Other Financial Instruments	$13,987	$(48,213)	$—	$(34,226)

^	Futures contracts and swap contracts are valued at the unrealized appreciation and depreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended August 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2019

SECTOR WEIGHTINGS† (UNAUDITED)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.4%
	Shares	Value
EQUITY FUNDS — 98.4%
AQR TM Emerging Multi-Style Fund, Cl R6	145,720	$1,391,628
AQR TM International Multi-Style Fund, Cl R6	202,958	2,074,226
AQR TM Large Capital Multi-Style Fund, Cl R6	254,041	3,269,503
DFA Emerging Markets Core Equity Portfolio, Cl I	109,076	2,129,163
DFA International Vector Equity Portfolio, Cl I	278,042	3,011,200
DFA Real Estate Securities Portfolio, Cl I	28,036	1,146,689
DFA TA US Core Equity 2 Portfolio, Cl I	248,081	4,572,130
DFA TA World ex US Core Equity Portfolio, Cl I	158,697	1,588,558
DFA US Vector Equity Portfolio, Cl I	274,883	4,873,670
iShares Edge MSCI Min Vol Global ETF	29,236	2,736,782
Total Registered Investment Companies
(Cost $26,255,743)		26,793,549

SHORT-TERM INVESTMENT — 2.6%
Invesco Government & Agency Portfolio, Cl Institutional, 2.020% (A)
(Cost $706,728)	706,728	706,728
Total Investments — 101.0%
(Cost $26,962,471)		$27,500,277

A list of open total return swap agreements held by the Fund at August 31, 2019, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGTX NAV	SOFR +35 BPS	SPGTX	Annually	02/05/2020	USD	706,728	$(10,848)	$(10,848)

Percentages are based on Net Assets of $27,234,571.

(A)	The rate reported is the 7-day effective yield as of August 31, 2019.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2019

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$26,793,549	$—	$—	$26,793,549
Short-Term Investment	706,728	—	—	706,728
Total Investments in Securities	$27,500,277	$—	$—	$27,500,277

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Depreciation	$—	$(10,848)	$—	$(10,848)
Total Other Financial Instruments	$—	$(10,848)	$—	$(10,848)

^	Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended August 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
AUGUST 31, 2019

SECTOR WEIGHTINGS† (UNAUDITED)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.1%
	Shares	Value
FIXED INCOME FUNDS — 98.1%
DFA One-Year Fixed Income Portfolio, Cl I	1,063,226	$10,961,865
iShares Core 1-5 Year USD Bond ETF, Cl 5	174,944	8,860,914
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares (A)	7,823,690	83,087,592
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	8,466,386	94,908,189
Total Registered Investment Companies
(Cost $187,777,371)		197,818,560

SHORT-TERM INVESTMENT — 2.0%
Invesco Government & Agency Portfolio, Cl Institutional, 2.020% (B)
(Cost $3,959,359)	3,959,359	3,959,359
Total Investments — 100.1%
(Cost $191,736,730)		$201,777,919

Percentages are based on Net Assets of $201,574,248.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2019.

Cl — Class

ETF — Exchange-Traded Fund

USD — U.S. Dollar

As of August 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
AUGUST 31, 2019

SECTOR WEIGHTINGS† (UNAUDITED)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.7%
	Shares	Value
MUNICIPAL BOND FUNDS — 98.7%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	208,292	$2,176,651
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	497,344	5,067,935
iShares National Muni Bond ETF	3,757	432,806
iShares Short-Term National Muni Bond ETF	7,936	849,311
Total Registered Investment Companies
(Cost $8,445,485)		8,526,703

SHORT-TERM INVESTMENT — 2.3%
Invesco Government & Agency Portfolio, Cl Institutional, 2.020% (B)
(Cost $196,742)	196,742	196,742
Total Investments — 100.9%
(Cost $8,642,227)		$8,723,445

Percentages are based on Net Assets of $8,642,578.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2019.

Cl — Class

ETF — Exchange-Traded Fund

As of August 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
AUGUST 31, 2019

SECTOR WEIGHTINGS† (UNAUDITED)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.2%
	Shares	Value
FIXED INCOME FUNDS — 98.2%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,358,835	$25,900,007
Vanguard Total Bond Market ETF	7,001	595,785
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	15,765,784	176,734,437
Vanguard Total International Bond ETF	40,001	2,365,259
Vanguard Total International Bond Index Fund, Cl Admiral Shares (A)	4,404,405	156,180,212
Total Registered Investment Companies
(Cost $337,275,801)		361,775,700

SHORT-TERM INVESTMENT — 1.8%
Invesco Government & Agency Portfolio, Cl Institutional, 2.020% (B)
(Cost $6,734,674)	6,734,674	6,734,674
Total Investments — 100.0%
(Cost $344,010,475)		$368,510,374

Percentages are based on Net Assets of $368,586,465.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2019.

Cl — Class

ETF — Exchange-Traded Fund

As of August 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
AUGUST 31, 2019

SECTOR WEIGHTINGS† (UNAUDITED)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 102.5%
	Shares	Value
EQUITY FUNDS — 102.5%
AQR Alternative Risk Premia Fund, Cl R6	17,897	$169,489
AQR Diversified Arbitrage Fund, Cl R6 (A)	35,220	326,841
AQR Managed Futures Strategy Fund, Cl R6	18,485	171,538
JPMorgan Systematic Alpha Fund, Cl R6 (A)	20,344	290,314
Total Registered Investment Companies
(Cost $936,690)		958,182

SHORT-TERM INVESTMENT — 1.0%
Invesco Government & Agency Portfolio, Cl Institutional, 2.020% (B)
(Cost $9,682)	9,682	9,682
Total Investments — 103.5%
(Cost $946,372)		$967,864

Percentages are based on Net Assets of $934,754.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2019.

Cl — Class

As of August 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2019

Statements of Assets and Liabilities
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$506,787,959	$264,900,413	$507,027,240	$27,500,277
Deposit of Foreign Currency at Broker, at Value ††	—	730,401	561,662	—
Foreign Currency, at Value †††	—	207,268	379,356	—
Receivable for Capital Shares Sold	299,415	158,931	266,996	170,735
Dividends and Interest Receivable	217,919	265,770	345,495	1,008
Unrealized Appreciation on Swap Contracts	144,844	—	—	—
Deposits with Broker for Futures	89,800	—	—	—
Unrealized Appreciation on Futures Contracts	40,809	—	13,987	—
Deferred Offering Costs	17,230	9,598	17,863	230
Reclaim Receivable	—	60,583	46,523	—
Cash Collateral on Swap Contracts	—	240,000	—	—
Receivable Due from Adviser	—	—	—	2,009
Prepaid Expenses	4,439	2,956	4,539	3,917
Total Assets	507,602,415	266,575,920	508,663,661	27,678,176

Liabilities:
Payable for Capital Shares Redeemed	390,446	195,471	387,517	—
Shareholder Servicing Fees Payable	102,933	55,597	104,905	3,054
Offering Costs Payable	86,151	47,989	89,316	1,153
Payable Due to Adviser	72,037	59,459	74,965	—
Chief Compliance Officer Fees Payable	21,807	11,412	21,862	1,049
Audit Fees Payable	18,312	18,312	18,312	18,312
Payable Due to Administrator	16,309	8,545	16,359	818
Transfer Agent Fees Payable	6,829	6,529	6,341	6,770
Trustees Fees Payable	6,248	6,248	6,248	6,248
Payable for Investment Securities Purchased	—	527,973	—	384,099
Unrealized Depreciation on Swap Contracts	—	174,564	48,213	10,848
Due to Broker for Futures	—	434,153	316,965	—
Unrealized Depreciation on Spot Currency Contracts	—	—	1	—
Unrealized Depreciation on Futures Contracts	—	43,725	—	—
Other Accrued Expenses	114,890	86,436	138,823	11,254
Total Liabilities	835,962	1,676,413	1,229,827	443,605

Net Assets	$506,766,453	$264,899,507	$507,433,834	$27,234,571

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES - continued
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
† Cost of Investments	$474,320,244	$261,231,664	$484,569,070	$26,962,471
†† Cost of Deposit of Foreign Currency at Broker, at Value	—	786,665	604,933	—
††† Cost of Foreign Currency, at Value	—	208,973	381,505	—

Net Assets Consist of:
Paid-in Capital	$468,447,405	$260,317,187	$480,546,523	$26,636,256
Total Distributable Earnings	38,319,048	4,582,320	26,887,311	598,315
Net Assets	$506,766,453	$264,899,507	$507,433,834	$27,234,571

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	47,896,223	25,990,473	48,639,640	2,595,626
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$10.58	$10.19	$10.43	$10.49

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$201,777,919	$8,723,445	$368,510,374	$967,864
Receivable for Capital Shares Sold	546,178	83,821	235,209	—
Dividends and Interest Receivable	399,489	7,150	554,005	16
Deferred Offering Costs	6,738	60	11,707	5
Receivable Due from Adviser	—	2,922	—	3,026
Prepaid Expenses	2,037	1,704	3,951	1,345
Total Assets	202,732,361	8,819,102	369,315,246	972,256

Liabilities:
Payable for Investment Securities Purchased	810,080	134,538	—	—
Payable for Capital Shares Redeemed	157,318	953	413,314	—
Shareholder Servicing Fees Payable	39,964	1,043	71,733	42
Offering Costs Payable	33,692	301	58,536	25
Payable Due to Adviser	23,714	—	46,492	—
Audit Fees Payable	18,312	18,312	18,312	18,312
Chief Compliance Officer Fees Payable	8,309	333	15,192	38
Payable Due to Administrator	6,491	266	11,870	29
Trustees Fees Payable	6,248	6,248	6,248	6,248
Transfer Agent Fees Payable	5,859	6,067	5,653	5,702
Income Distributions Payable	—	73	169	—
Other Accrued Expenses	48,126	8,390	81,262	7,106
Total Liabilities	1,158,113	176,524	728,781	37,502

Net Assets	$201,574,248	$8,642,578	$368,586,465	$934,754

† Cost of Investments	$191,736,730	$8,642,227	$344,010,475	$946,372

Net Assets Consist of:
Paid-in Capital	$191,385,722	$8,561,185	$343,600,568	$916,041
Total Distributable Earnings	10,188,526	81,393	24,985,897	18,713
Net Assets	$201,574,248	$8,642,578	$368,586,465	$934,754

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	18,995,021	844,577	34,061,762	93,439
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$10.61	$10.23	$10.82	$10.00

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
PERIOD ENDED AUGUST 31, 2019(1)

Statements of Operations
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$6,399,688	$6,728,360	$9,039,991	$152,380
Interest Income	2,001	—	—	—
Less: Foreign Taxes Withheld	(173)	(238,008)	(190,907)	—
Total Investment Income	6,401,516	6,490,352	8,849,084	152,380

Expenses:
Investment Advisory Fees	1,953,976	1,349,262	2,286,006	70,806
Shareholder Servicing Fees	424,546	231,742	435,176	10,016
Administration Fees	134,684	76,380	137,196	11,765
Trustees’ Fees	21,875	21,875	21,875	21,875
Chief Compliance Officer Fees	21,807	11,412	21,862	1,050
Offering Costs	68,921	38,391	71,453	922
Registration Fees	51,100	28,764	52,402	5,543
Legal Fees	50,279	27,038	51,122	1,657
Custodian Fees	49,213	123,568	153,163	795
Transfer Agent Fees	33,224	31,762	30,982	32,896
Audit Fees	18,750	18,750	18,750	18,750
Printing Fees	14,948	8,816	15,085	539
Insurance and Other Expenses	56,853	39,923	62,795	10,754

Total Expenses	2,900,176	2,007,683	3,357,867	187,368
Less:
Waiver of Investment Advisory Fees	(826,743)	(599,334)	(1,019,406)	(42,388)
Reimbursement by Investment Adviser	(368,145)	(155,466)	(452,555)	(99,228)
Net Expenses	1,705,288	1,252,883	1,885,906	45,752

Net Investment Income	4,696,228	5,237,469	6,963,178	106,628

(1)	The Funds commenced operations on November 12, 2018.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
PERIOD ENDED AUGUST 31, 2019(1)

STATEMENTS OF OPERATIONS - continued
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments Sold	$(2,526,111)	$(3,897,441)	$(4,608,933)	$(35,022)
Net Realized Gain on Futures Contracts	265,745	370,520	531,690	—
Net Realized Gain on Foreign Currency Transactions	—	5,627	5,071	—
Net Realized Gain Received on Distributions from Registered Investment Companies	4,905,291	1,658,818	4,279,626	3,047
Net Unrealized Appreciation on Investments	32,467,715	3,668,749	22,458,170	537,806
Net Unrealized Appreciation (Depreciation) on Futures Contracts	40,809	(43,725)	13,987	—
Net Unrealized Appreciation (Depreciation) on Swap Contracts	144,844	(174,564)	(48,213)	(10,848)
Net Unrealized Depreciation on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	—	(59,745)	(46,768)	—
Net Realized and Unrealized Gain on Investments, Swap Contracts, Futures Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	35,298,293	1,528,239	22,584,630	494,983
Net Increase in Net Assets Resulting from Operations	$39,994,521	$6,765,708	$29,547,808	$601,611

(1)	The Funds commenced operations on November 12, 2018.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
PERIOD ENDED AUGUST 31, 2019(1)

STATEMENTS OF OPERATIONS
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$3,544,212	$52,744	$7,840,278	$2,421
Total Investment Income	3,544,212	52,744	7,840,278	2,421

Expenses:
Investment Advisory Fees	622,546	16,373	1,283,106	3,762
Shareholder Servicing Fees	164,867	3,253	293,917	105
Administration Fees	56,770	8,958	96,209	7,750
Trustees’ Fees	21,875	21,875	21,875	21,875
Chief Compliance Officer Fees	8,309	333	15,192	38
Transfer Agent Fees	28,541	29,623	27,951	27,697
Offering Costs	26,954	241	46,829	20
Registration Fees	20,487	2,375	38,046	1,686
Legal Fees	19,460	549	34,858	35
Audit Fees	18,750	18,750	18,750	18,750
Custodian Fees	10,529	282	18,893	34
Printing Fees	6,686	207	10,701	16
Insurance and Other Expenses	27,581	9,589	42,147	9,076

Total Expenses	1,033,355	112,408	1,948,474	90,844
Less:
Waiver of Investment Advisory Fees	(276,511)	(7,635)	(665,829)	(2,883)
Reimbursement by Investment Adviser	(189,641)	(90,492)	(221,622)	(86,503)
Net Expenses	567,203	14,281	1,061,023	1,458

Net Investment Income	2,977,009	38,463	6,779,255	963

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments Sold	146,607	(149)	484,192	(1,460)
Net Realized Gain Received on Distributions from Registered Investment Companies	—	—	—	9
Net Unrealized Appreciation on Investments	10,041,189	81,218	24,499,899	21,492
Net Realized and Unrealized Gain on Investments	10,187,796	81,069	24,984,091	20,041
Net Increase in Net Assets Resulting from Operations	$13,164,805	$119,532	$31,763,346	$21,004

(1)	The Funds commenced operations on November 12, 2018.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets
	US Equity Fund	International Equity Fund
	Period Ended August 31, 2019*	Period Ended August 31, 2019*
Operations:
Net Investment Income	$4,696,228	$5,237,469
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	2,644,925	(1,862,476)
Net Unrealized Appreciation on Investments, Futures Contracts, Swap Contacts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	32,653,368	3,390,715
Net Increase in Net Assets Resulting from Operations	39,994,521	6,765,708

Distributions	(1,675,473)	(2,183,388)

Capital Share Transactions:
Class I Shares:
Issued	567,425,503	308,823,565
Reinvestment of Distributions	1,675,473	2,183,388
Redeemed	(100,653,571)	(50,689,766)
Net Class I Share Transactions	468,447,405	260,317,187
Net Increase in Net Assets from Share Transactions	468,447,405	260,317,187
Total Increase in Net Assets	506,766,453	264,899,507

Net Assets:
Beginning of Period	—	—
End of Period	$506,766,453	$264,899,507

Share Transactions:
Class I Shares:
Issued	57,531,373	30,665,775
Reinvestment of Distributions	184,118	226,024
Redeemed	(9,819,268)	(4,901,326)
Net Increase in Shares Outstanding from Share Transactions	47,896,223	25,990,473

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Equity Fund	Tax-Managed Global Equity Fund
	Period Ended August 31, 2019*	Period Ended August 31, 2019*
Operations:
Net Investment Income	$6,963,178	$106,628
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	207,454	(31,975)
Net Unrealized Appreciation on Investments, Futures Contracts, Swap Contacts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	22,377,176	526,958
Net Increase in Net Assets Resulting from Operations	29,547,808	601,611

Distributions	(2,660,497)	(3,296)

Capital Share Transactions:
Class I Shares:
Issued	578,259,771	28,640,183
Reinvestment of Distributions	2,660,497	3,296
Redeemed	(100,373,745)	(2,007,223)
Net Class I Share Transactions	480,546,523	26,636,256
Net Increase in Net Assets from Share Transactions	480,546,523	26,636,256
Total Increase in Net Assets	507,433,834	27,234,571

Net Assets:
Beginning of Period	—	—
End of Period	$507,433,834	$27,234,571

Share Transactions:
Class I Shares:
Issued	58,111,094	2,783,966
Reinvestment of Distributions	285,155	353
Redeemed	(9,756,609)	(188,693)
Net Increase in Shares Outstanding from Share Transactions	48,639,640	2,595,626

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	US Fixed Income Fund	Municipal Fixed Income Fund
	Period Ended August 31, 2019*	Period Ended August 31, 2019*
Operations:
Net Investment Income	$2,977,009	$38,463
Net Realized Gain (Loss) on Investments	146,607	(149)
Net Unrealized Appreciation on Investments	10,041,189	81,218
Net Increase in Net Assets Resulting from Operations	13,164,805	119,532

Distributions	(2,976,279)	(38,139)

Capital Share Transactions:
Class I Shares:
Issued	235,234,437	9,841,507
Reinvestment of Distributions	2,976,247	37,879
Redeemed	(46,824,962)	(1,318,201)
Net Class I Share Transactions	191,385,722	8,561,185
Net Increase in Net Assets from Share Transactions	191,385,722	8,561,185
Total Increase in Net Assets	201,574,248	8,642,578

Net Assets:
Beginning of Period	—	—
End of Period	$201,574,248	$8,642,578

Share Transactions:
Class I Shares:
Issued	23,256,893	970,457
Reinvestment of Distributions	287,747	3,723
Redeemed	(4,549,619)	(129,603)
Net Increase in Shares Outstanding from Share Transactions	18,995,021	844,577

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Fixed Income Fund	Alternatives Fund
	Period Ended August 31, 2019*	Period Ended August 31, 2019*
Operations:
Net Investment Income	$6,779,255	$963
Net Realized Gain (Loss) on Investments and Distributions from Registered Investment Companies	484,192	(1,451)
Net Unrealized Appreciation on Investments	24,499,899	21,492
Net Increase in Net Assets Resulting from Operations	31,763,346	21,004

Distributions	(6,777,449)	(2,291)

Capital Share Transactions:
Class I Shares:
Issued	404,450,934	849,369
Reinvestment of Distributions	6,776,920	2,291
Redeemed	(67,627,286)	(35,619)
Net Class I Share Transactions	343,600,568	816,041
Net Increase in Net Assets from Share Transactions	343,600,568	816,041
Total Increase in Net Assets	368,586,465	834,754

Net Assets:
Beginning of Period	—	100,000
End of Period	$368,586,465	$934,754

Share Transactions:
Class I Shares:
Issued (**including 10,000 seed shares)	39,942,278	96,842 **
Reinvestment of Distributions	662,692	239
Redeemed	(6,543,208)	(3,642)
Net Increase in Shares Outstanding from Share Transactions	34,061,762	93,439

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

Financial Highlights
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.11
Net Realized and Unrealized Gain	0.51
Total from Operations	0.62
Dividends and Distributions:
Net Investment Income	(0.04)
Total Dividends and Distributions	(0.04)
Net Asset Value, End of Period	$10.58
Total Return†	6.26%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$506,766
Ratio of Expenses to Average Net Assets(2)	0.48	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.82	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.32	%**
Portfolio Turnover Rate	22	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.23
Net Realized and Unrealized Gain	0.06
Total from Operations	0.29
Dividends and Distributions:
Net Investment Income	(0.10)
Total Dividends and Distributions	(0.10)
Net Asset Value, End of Period	$10.19
Total Return†	2.93%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$264,900
Ratio of Expenses to Average Net Assets(2)	0.65	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	1.04	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.72	%**
Portfolio Turnover Rate	24	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.16
Net Realized and Unrealized Gain	0.33
Total from Operations	0.49
Dividends and Distributions:
Net Investment Income	(0.06)
Total Dividends and Distributions	(0.06)
Net Asset Value, End of Period	$10.43
Total Return†	4.99%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$507,434
Ratio of Expenses to Average Net Assets(2)	0.52	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.93	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.92	%**
Portfolio Turnover Rate	23	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.08
Net Realized and Unrealized Gain	0.44
Total from Operations	0.52
Dividends and Distributions:
Net Investment Income	(0.03)
Total Dividends and Distributions	(0.03)
Net Asset Value, End of Period	$10.49
Total Return†	5.20%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$27,235
Ratio of Expenses to Average Net Assets(2)	0.42	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	1.72	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.98	%**
Portfolio Turnover Rate	11	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.18
Net Realized and Unrealized Gain	0.59
Total from Operations	0.77
Dividends and Distributions:
Net Investment Income	(0.16)
Total Dividends and Distributions	(0.16)
Net Asset Value, End of Period	$10.61
Total Return†	7.75%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$201,574
Ratio of Expenses to Average Net Assets(2)	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.75	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.15	%**
Portfolio Turnover Rate	16	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.09
Net Realized and Unrealized Gain	0.22
Total from Operations	0.31
Dividends and Distributions:
Net Investment Income	(0.08)
Total Dividends and Distributions	(0.08)
Net Asset Value, End of Period	$10.23
Total Return†	3.10%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$8,643
Ratio of Expenses to Average Net Assets(2)	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	3.23	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.10	%**
Portfolio Turnover Rate	9	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.23
Net Realized and Unrealized Gain	0.81
Total from Operations	1.04
Dividends and Distributions:
Net Investment Income	(0.22)
Total Dividends and Distributions	(0.22)
Net Asset Value, End of Period	$10.82
Total Return†	10.58%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$368,586
Ratio of Expenses to Average Net Assets(2)	0.43	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.79	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.75	%**
Portfolio Turnover Rate	7	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.03
Net Realized and Unrealized Gain	0.20
Total from Operations	0.23
Dividends and Distributions:
Net Investment Income	(0.23)
Total Dividends and Distributions	(0.23)
Net Asset Value, End of Period	$10.00
Total Return†	2.39%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$935
Ratio of Expenses to Average Net Assets(2)	0.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	31.15	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.33	%**
Portfolio Turnover Rate	15	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

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AUGUST 31, 2019

Notes to Financial Statements

1. Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Fixed Income Fund is to seek total return through exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Fixed Income Fund is to seek total return through exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, JPMorgan Asset Management and Vanguard Funds. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

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Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

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Securities for which market prices are not readily available are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Swaps are marked-to-market daily based upon the outstanding value by contract and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by

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MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Funds Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

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AUGUST 31, 2019

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended August 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended August 31, 2019, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement

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AUGUST 31, 2019

dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund all utilized futures contracts during the period ended August 31, 2019. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2019.

For the period ended August 31, 2019, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$2,229,764	$5,431,697	$6,032,324
Ending Monthly Notional Balance Long	2,737,751	5,075,080	5,139,343

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

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Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of August 31, 2019, Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund have swap agreements with one counterparty, ReFlow Fund, LLC (“ReFlow”).

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The Funds may participate in a variety of liquidity programs offered by ReFlow. These include the ReFlow Redemption Service and ReFlow NAVswap. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the reference fund’s net asset value. In return, the fund pays Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, a fund may maintain a cash balance to meet redemptions without suffering a significant cash drag. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

For the period ended August 31, 2019, the monthly average balances of swap contracts held by the Funds was as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Average Monthly Notional Balance Long	$6,990,447	$3,602,833	$6,336,574	$286,294
Ending Monthly Notional Balance Long	8,119,411	5,100,818	7,804,614	706,728

For the period ended August 31, 2019, the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund only held equity risk derivatives. Additional information can be found on the Schedule of Investments, Statement of Assets and Liabilities and the Statement of Operations.

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions,

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and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

For presentation purposes, the Master Netting tables have been omitted.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds based on the number of Funds and/or relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

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Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Fixed Income Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, monthly.

Organization and Offering Costs — Organization costs are expensed as incurred. Offering costs are amortized for a period of twelve months upon commencement of operations of a Fund. Organization and offering costs are subject to recoupment by the Adviser, within twelve months of commencement of operations subject to the Organizational Expense Agreement and Expense Limitation Agreement. The Adviser will reimburse the Funds for any organization and offering costs incurred by the Funds. The Trust incurred offering costs of $317,163 which are being amortized to expense over a twelve month period. As of August 31, 2019, the Trust had $63,431 remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

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The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of Atlantic Fund Services (now part of Apex Group Ltd.), are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended August 31, 2019, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$134,684
Symmetry Panoramic International Equity Fund	76,380
Symmetry Panoramic Global Equity Fund	137,196
Symmetry Panoramic Tax-Managed Global Equity Fund	11,765
Symmetry Panoramic US Fixed Income Fund	56,770
Symmetry Panoramic Municipal Fixed Income Fund	8,958
Symmetry Panoramic Global Fixed Income Fund	96,209
Symmetry Panoramic Alternatives Fund	7,750

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Fund Services, LLC (now part of the Apex Group) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

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5. Investment Advisory Agreement:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board of Trustees, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board of Trustees. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least October 31, 2020 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory or management fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on

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securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

	Advisory Fee Before Expense Limitation	Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%	0.48%
Symmetry Panoramic International Equity Fund	0.70%	0.65%
Symmetry Panoramic Global Equity Fund	0.63%	0.52%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.42%
Symmetry Panoramic US Fixed Income Fund	0.45%	0.41%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.41%
Symmetry Panoramic Global Fixed Income Fund	0.52%	0.43%
Symmetry Panoramic Alternatives Fund	1.29%	0.50%

The Adviser also has contractually agreed to waive its management fee for each of the Funds until at least October 31, 2020 (“Fee Waiver”) so that the aggregate management fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the following:

Symmetry Panoramic US Equity Fund	0.25%
Symmetry Panoramic International Equity Fund	0.25%
Symmetry Panoramic Global Equity Fund	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.26%
Symmetry Panoramic US Fixed Income Fund	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.25%
Symmetry Panoramic Global Fixed Income Fund	0.25%
Symmetry Panoramic Alternatives Fund	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board of Trustees without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

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As of August 31, 2019, the following amounts of waivers/reimbursements subject to recoupment (expiring in 2022):

Symmetry Panoramic US Equity Fund	$367,716
Symmetry Panoramic International Equity Fund	155,300
Symmetry Panoramic Global Equity Fund	452,187
Symmetry Panoramic Tax-Managed Global Equity Fund	99,132
Symmetry Panoramic US Fixed Income Fund	189,463
Symmetry Panoramic Municipal Fixed Income Fund	90,462
Symmetry Panoramic Global Fixed Income Fund	221,220
Symmetry Panoramic Alternatives Fund	86,499

The Adviser has engaged AQR Capital Management, LLC (“AQR”), to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Funds”). The Adviser pays AQR a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended August 31, 2019, were as follows:

	Purchases	Sales and Maturities
Symmetry Panoramic US Equity Fund	$558,462,196	$93,486,850
Symmetry Panoramic International Equity Fund	309,567,583	54,698,201
Symmetry Panoramic Global Equity Fund	577,183,211	102,055,643
Symmetry Panoramic Tax-Managed Global Equity Fund	27,774,501	1,483,711
Symmetry Panoramic US Fixed Income Fund	214,916,883	27,286,119
Symmetry Panoramic Municipal Fixed Income Fund	8,847,607	401,973
Symmetry Panoramic Global Fixed Income Fund	359,181,475	22,389,866
Symmetry Panoramic Alternatives Fund	1,000,630	62,480

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7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal year was as follows:

		Ordinary Income	Long-Term Capital Gain	Total
Symmetry Panoramic US Equity Fund	2019	$1,675,473	$—	$1,675,473
Symmetry Panoramic International Equity Fund	2019	2,183,388	—	2,183,388
Symmetry Panoramic Global Equity Fund	2019	2,660,497	—	2,660,497
Symmetry Panoramic Tax-Managed Global Equity Fund	2019	3,296	—	3,296
Symmetry Panoramic US Fixed Income Fund	2019	2,976,279	—	2,976,279
Symmetry Panoramic Municipal Fixed Income Fund	2019	38,139	—	38,139
Symmetry Panoramic Global Fixed Income Fund	2019	6,777,449	—	6,777,449
Symmetry Panoramic Alternatives Fund	2019	2,291	—	2,291

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As of August 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$3,028,973	$3,334,704	$4,526,826	$103,358
Undistributed Long-Term Capital Gain	3,359,648	—	869,088	—
Post-October Losses	—	—	—	—
Late-Year Loss Deferral	—	—	—	—
Capital Loss Carryforwards	—	(1,692,583)	—	(24,681)
Unrealized Appreciation	31,930,427	2,940,199	21,491,397	519,638
Other Temporary Differences	—	—	—	—
Total Distributable Earnings	$38,319,048	$4,582,320	$26,887,311	$598,315

	Symmetry Panoramic US Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$147,661	$323	$500,942	$—
Post-October Losses	—	—	—	(1,451)
Late-Year Loss Deferral	—	—	—	(1,328)
Capital Loss Carryforwards	—	(70)	—	—
Unrealized Appreciation	10,040,865	81,140	24,484,955	21,492
Other Temporary Differences	—	—	—	—
Total Distributable Earnings	$10,188,526	$81,393	$24,985,897	$18,713

Post-October losses represent losses realized on investment transactions from November 1, 2018 through August 31, 2019, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

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Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2019 through August 31, 2019 and specified losses realized on investment transactions from November 1, 2018 through August 31, 2019. The Symmetry Panoramic Alternatives Fund elects to defer the Post-October loss of $1,451 and the late-year loss of $1,328 and treat each as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic US Equity Fund	$—	$—	$—
Symmetry Panoramic International Equity Fund	1,692,583	—	1,692,583
Symmetry Panoramic Global Equity Fund	—	—	—
Symmetry Panoramic Tax-Managed Global Equity Fund	24,681	—	24,681
Symmetry Panoramic US Fixed Income Fund	—	—	—
Symmetry Panoramic Municipal Fixed Income Fund	70	—	70
Symmetry Panoramic Global Fixed Income Fund	—	—	—
Symmetry Panoramic Alternatives Fund	—	—	—

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at August 31, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Symmetry Panoramic US Equity Fund	$475,002,375	$33,628,778	$(1,843,195)	$31,785,583
Symmetry Panoramic International Equity Fund	261,715,581	8,074,169	(4,889,337)	3,184,832
Symmetry Panoramic Global Equity Fund	485,432,765	26,621,276	(5,026,801)	21,594,475
Symmetry Panoramic Tax-Managed Global Equity Fund	26,969,790	687,825	(157,339)	530,486
Symmetry Panoramic US Fixed Income Fund	191,737,054	10,041,189	(324)	10,040,865
Symmetry Panoramic Municipal Fixed Income Fund	8,642,306	81,219	(79)	81,140

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	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Symmetry Panoramic Global Fixed Income Fund	$344,025,419	$24,499,899	$(14,944)	$24,484,955
Symmetry Panoramic Alternatives Fund	946,372	21,492	—	21,492

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that each of the Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

The table below and the paragraphs that follow show additional information about the principal (marked with an “✔”) and certain non-principal (marked with an “●”) investment strategies and techniques that a Fund may employ in pursuing the Fund’s investment objective and related risks.

✔ = principal

● = non-principal

	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Investing in Underlying Funds	✔	✔	✔	✔	✔	✔	✔	✔
Investments of Underlying Funds	✔	✔	✔	✔	✔	✔	✔	✔
Arbitrage Risk								✔
Asset Allocation Risk	✔	✔	✔	✔	✔	✔	✔	✔
Borrowing Risk	●	●	●	●	●	●	●	●
Cash Management Strategies	●	●	●	●	●	●	●	●
Commodities Risk								✔

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	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Convertible Securities Risk								✔
Credit Default Swaps Risk								✔
Currency Risk		✔	✔	✔			✔	✔
Cybersecurity Risk	✔	✔	✔	✔	✔	✔	✔	✔
Derivatives Risk	✔	✔	✔	✔	✔	✔	✔	✔
Distressed Investments Risk								✔
Emerging Markets Risk		✔	✔	✔			●	✔
Equity Risk	✔	✔	✔	✔				✔
Exchange-Traded Notes Risk								●
Financial Sector Risk	✔	✔	✔	✔
Fixed Income Securities					✔	✔	✔	✔
Foreign (Non-U.S.) Investment Risk		✔	✔	✔			✔	✔
Forward and Futures Contract Risk		✔	✔	✔			✔	✔
Geographic and Sector Risk	✔	✔	✔	✔	✔	✔	✔	✔
High Portfolio Turnover Risk	✔	✔	✔	✔	✔	✔	✔	✔
High Yield Risk					✔	✔	✔	✔
Index Tracking Error Risk	✔	✔	✔	✔	✔	✔	✔	✔
Investment Companies and ETFs Risk	✔	✔	✔	✔	✔	✔	✔	✔
Investment Style Risk	✔	✔	✔	✔				✔
IPO and SEO Risk								✔
Leveraging Risk	●	●	●	●	●	●	●	●
Litigation and Enforcement Risk								✔
Liquidity Risk	✔	✔	✔	✔	✔	✔	✔	✔
Management Risk	✔	✔	✔	✔	✔	✔	✔	✔

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	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Market Capitalization Risk	✔	✔	✔	✔				✔
Market Events Risk	✔	✔	✔	✔	✔	✔	✔	✔
Market Risk	✔	✔	✔	✔	✔	✔	✔	✔
Money Market Instrument Risk					●	●	●
Municipal Bond Risk						✔		●
ReFlow Liquidity Program	●	●	●	●	●	●	●	●
REIT Risk	✔	✔	●	●
Restricted Securities								✔
Securities Issued in PIPE Transactions								✔
Securities Lending Risk	✔	✔	✔	✔
Short Sales Risk								✔
Small Fund Risk						✔		✔
SPACs Risk								✔
Subsidiary Risk								●
Swap Risk	●	●	●	●	●	●	●	✔
Taxability Risk						✔
Tax Risk								✔
Tax-Managed Investing Risk				✔
Temporary Defensive Positioning	●	●	●	●	●	●	●	●
U.S. Government Securities Risk	●	●	●	●	✔	✔	✔	✔
Valuation Risk	✔	✔	✔	✔	✔	✔	✔	✔
Volatility Risk	✔	✔	✔	✔				✔

General Risks of Investing in Underlying Funds — Because each Fund invests in the Underlying Funds, a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets a Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin

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America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by a Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds also may invest in real estate securities, commodity-related securities and money market investments. The risks of the Underlying Funds’ investments and a Fund to the extent a Fund invested in those investments directly are discussed in more detail below.

Arbitrage Risk — The risk incurred when a Fund invests in securities purchased pursuant to an arbitrage strategy in order to take advantage of a perceived relationship between the value of two securities presents certain risks. Securities purchased or sold short pursuant to an arbitrage strategy may not perform as intended, which may result in a loss to a Fund. Additionally, issuers of a security purchased pursuant to an arbitrage strategy are often engaged in significant corporate events, such as restructurings, acquisitions, mergers, takeovers, tender offers or exchanges, or liquidations. Such corporate events may not be completed as initially planned or may fail.

Asset Allocation Risk — The risk that the selection by the Adviser of the Underlying Funds and the allocation of a Fund’s assets among the Underlying Funds and the Sub-Adviser will cause a Fund to underperform other funds with similar investment objectives. In this regard, a Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Adviser may invest Fund assets in Underlying Funds managed by a limited number of investment managers. In such circumstances, a Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the Adviser’s allocation of a Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of a Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

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Cash Management Strategies — Although the Funds will generally invest substantially all of its assets in accordance with their respective investment objectives and principal investment strategies, each Fund may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of a Fund’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Fund shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Fund during periods of falling markets or cause the Fund to miss investment opportunities during periods of rising markets. The Fund’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, a Fund may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, or engage in swap agreements, but a Fund’s efforts to maintain market exposure in this manner may not be successful. If you are concerned about the volatility of your investment in a Fund, you may wish to consult your financial intermediary and consider whether a lower risk exposure is more appropriate for your investment portfolio.

Commodities Risk — Exposure to commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies.

The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked

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securities in which a Fund may invest may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause a Fund’s share value to fluctuate.

Convertible Securities — Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Credit Default Swaps Risk — A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Currency Risk — The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that a Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that an increase in the value of the local currency relative to the U.S. dollar will not be earned by a Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of a Fund’s operations, a Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to

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or release confidential information, (iii) shut down a Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Derivatives Risk — A Fund may invest in derivatives, which are financial instruments whose value is typically based on the value of a security, commodity or index, in order to better track the Index. These instruments include options, futures contracts, swap agreements, including total return swap agreements, and similar instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if a Fund had not used such instruments.

Derivative instruments also are subject to the risk that the market value of an instrument will change to the detriment of a Fund. If the Adviser inaccurately forecast the values of securities, interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in

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other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what a Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Distressed Investments Risk — Distressed investments include loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, many of which are not publicly traded and may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. If a Fund’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the original investment.

Emerging Markets Risk — A Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which a Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

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Because of these risk factors, a Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Exchange-Traded Notes Risk — Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. A Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on a Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. A Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by a Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. A fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business

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practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

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Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. A Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

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Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

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Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

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Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, a Fund will be required to hold the security or keep the position open, and it could incur losses.

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Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign (Non-U.S.) Investment Risk — Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States, and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for a Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

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Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Funds’ investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Funds are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Funds may expose them to risks independent of their securities positions.

The Funds may operate in euros and/or may hold euros and/or euro-denominated bonds and other obligations. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit and general economic and political positions of each such state, including, each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially and adversely impact the value of securities in which a Fund has invested.

In addition, voters in the United Kingdom (“UK”) have approved withdrawal from the European Union. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by those actions. Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU, which could exacerbate market and currency volatility and negatively impact the Funds’ investments in securities issued by companies located in EU countries. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European

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elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Forward and Futures Contract Risk — The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so. A Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to a Fund from the futures clearing broker in the event of a bankruptcy of the broker. A futures clearing broker is required to segregate customer funds pursuant to the Commodities Exchange Act and the regulations of the U.S. Commodity Futures Trading Commission (“CFTC”). However, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of a Fund’s investments more than if a Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

High Portfolio Turnover Risk — A Fund may engage in active trading, including investments made on a shorter-term basis, which may lead to increased expenses that may result in lower investment returns.

High Yield Risk — Exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a government or company than other fixed income instruments. These securities are subject to greater risk of loss,

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greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a Fund’s performance.

Index Tracking Error Risk — The performance of a Fund and its index may differ from each other for a variety of reasons. For example, a Fund that is index-based in which a Fund invests incurs operating expenses and portfolio transaction costs not incurred by the Fund’s index. In addition, the Fund may not be fully invested in the securities of the index that it tracks at all times or may hold securities not included in its index.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by a Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style.

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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by a Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Quantitative Investing Risk the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result

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of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose a Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for a Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. A Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable a Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

IPO and SEO Risk — The market value of shares sold in an initial public offering (an “IPO”) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. “SEOs” are seasoned (i.e., secondary) equity offerings of U.S. equity securities. The purchase of IPO shares may involve high transaction costs. IPO and SEO shares are subject to market risk and liquidity risk. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile or may decline shortly after the initial public offering or seasoned equity offering.

Leveraging Risk — Financial leverage refers to the use of debt to acquire assets. The Fund may use leverage through a line of credit offered by a bank or may purchase derivatives that have the effect of creating leverage. The use of leverage may exaggerate any increase or decrease in a Fund’s net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. Additionally, for certain derivatives, such as futures, adverse changes in the value or level of the reference asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative.

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Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if a Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which a Fund invested engages in such violations, that fund could be exposed to losses.

Management Risk — The net asset value of a Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which a Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of a Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of a Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for a Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

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Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers also may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall capital market risk may affect the value of individual instruments in which a Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of a Fund’s investments goes down, your investment in a Fund decreases in value and you could lose money.

Market Events Risk — Financial markets are subject to periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced in and around 2008. These conditions are an inevitable part of investing in capital markets

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and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may also reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Money Market Instrument Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which a Fund invests.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”)

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may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a Fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

ReFlow Liquidity Program — The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC (“ReFlow”). These include the ReFlow Redemption Service and ReFlow NAVswap, both of which are designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow NAVswap also provides participating funds with a source of cash to meet net shareholder redemptions. ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the fund’s net asset value. In return, the fund pays one-month SOFR plus a spread. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk — There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

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Restricted Securities — A Fund may invest securities in which the disposition would be subject to legal restrictions (so called “restricted securities”). Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “Securities Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the Securities Act that have a readily available market usually are not deemed illiquid for purposes of this limitation by a Fund. However, investing in Rule 144A securities could result in increasing the level of a Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Securities Issued In PIPE Transactions — A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid.

Securities Lending Risk — To realize additional income, a Fund may lend portfolio securities with a value of up to 33⅓% of a Fund’s total assets, including any collateral received from the loans. A Fund receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral a Fund receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by the Adviser. A Fund may use any cash collateral it receives to invest in short-term investments, including money market funds. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by a Fund may be less than the value of the securities on loan. A Fund will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Short Sales Risk — A Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its portfolio manager believes possess volatility characteristics similar to those being hedged. A Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the portfolio manager’s view, the security is over-valued. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on a Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover a Fund’s short position will be available for purchase. The SEC and other U.S. and non-U.S. regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis. Such restrictions may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions, and may hinder a Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

Small Fund Risk — The Fund currently has fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if the Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

SPACs Risk — A Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the Volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Subsidiary Risk — By investing in a Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. A Subsidiary is not registered under the 1940 Act and generally is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls

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the Subsidiary, and the Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in its prospectus and statement of additional information and could adversely affect a Fund.

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

Taxability Risk — Some or all of a Fund’s income may be subject to the federal alternative minimum tax, which could reduce a Fund’s after-tax returns from the Funds. In addition, there is no guarantee that all of a Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. A Fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in a Fund’s value.

Tax Risk — The federal income tax treatment of the complex securities in which the Funds may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. Furthermore, the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department. In addition, the Fund’s use of derivatives may cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if a Fund had not used such instruments.

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Tax-Managed Investing Risk — Market conditions may limit a Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. A Fund’s tax-managed strategy may cause a Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. A Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a Fund can generally be expected to distribute a smaller percentage of returns each year than an equity mutual fund that is managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Temporary Defensive Position — In response to adverse market, economic, political or other conditions, each Fund may temporarily invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities, money market instruments and cash. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a temporary defensive position, the opportunity to achieve upside return may be limited.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price a Fund could receive for a security may differ from a Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of a Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares.

Volatility Risk — A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause a Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

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9. Other:

As of August 31, 2019, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	1	94.06%
Symmetry Panoramic International Equity Fund	1	93.84%
Symmetry Panoramic Global Equity Fund	1	94.62%
Symmetry Panoramic Tax-Managed Global Equity Fund	2	66.47%
Symmetry Panoramic US Fixed Income Fund	1	93.44%
Symmetry Panoramic Municipal Fixed Income Fund	2	77.60%
Symmetry Panoramic Global Fixed Income Fund	1	94.20%
Symmetry Panoramic Alternatives Fund	2	93.53%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statements of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets.

11. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13 (ASU 2018-13), Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. This ASU was adopted early as of August 31, 2019. The implications of this ASU have been reflected as applicable in the Notes to Financial Statements and the Schedules of Investments.

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12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of August 31, 2019.

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AUGUST 31, 2019

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Symmetry Panoramic Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund (the “Funds”), each a series of Symmetry Panoramic Trust, as of August 31, 2019, and the related statements of operations, changes in net assets, and the financial highlights for the period November 12, 2018 (commencement of operations) to August 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for the period November 12, 2018 (commencement of operations) to August 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2019

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Trustees and Officers of the Trust (Unaudited)

Set forth below are the names, year of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is Symmetry Partners, LLC, 151 National Drive, Glastonbury, Connecticut 06033. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-796-3863. The following chart lists Trustees and Officers as of August 31, 2019:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
John McDermott (1962)	Chairman, Trustee	Trustee (Since 2018)	Consultant, Chief Investment Strategist, Symmetry Partners, LLC (2005-present); Chair, Department of Finance, Fairfield University School of Business (2014-present). Qualifications: Dr. McDermott’s experience includes research on hedging, market liquidity, and index reconstitution, which has been published in notable financial journals including the Journal of Banking and Finance, Journal of Financial Markets, Journal of Futures Market, and Journal of Index Investing. Dr. McDermott also serves as a member of the Index Committee for Janus Index and Calculation Services.	8	None.

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Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees
Tracie Ahern (1968)	Trustee	Trustee (Since 2018)

Chief Financial Officer, PineBridge Investments (April 2019-Present); Principal, Danesmead Partners (July 2016-April 2019); Adjunct Professor, Monmouth University School of Business (September 2016); Adviser (January 2016-June 2016) and Chief Operating Officer/Chief Financial Officer (February 2015-January 2016), Brightwood Capital Advisors LLC; Chief Financial Officer, Soros Fund Management LLC (February 2007-January 2015).

Qualifications: Ms. Ahern’s experience includes serving as an Independent Trustee on the boards of mutual funds and private equity/hedge funds. She also has served on several executive committees for several institutions, including Brightwood Capital Advisors LLC. Ms. Ahern is a Certified Public Accountant and has significant experience with SEC Regulatory Reporting including Public Company Financial Reporting.

				8	None.

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Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Jack Jennings (1957)	Trustee	Trustee (Since 2018)	Executive Dean for Administration, Harvard Graduate School of Education (2008-present). Qualifications: Mr. Jennings has 32 years of financial planning and management experience. He also has more than 20 years of experience directing, developing, and implementing strategic plans and organizational change. Mr. Jennings also has 18 years of experience in higher education, including 4 years of experience as undergraduate management professor.	8	None.
Thomas P. Lemke (1954)	Trustee	Trustee (Since 2018)	Retired (2013-present); Executive Vice President, General Counsel, and Head of Governance Group, Legg Mason, Inc. (2005-2013). Qualifications: Mr. Lemke’s experience includes serving as an Independent Trustee on boards of mutual funds. He serves as Chair of a Board Governance Committee. Mr. Lemke also is a former co-chair of the Investment Management Group at Morgan, Lewis & Bockius, LLP. In addition, Mr. Lemke’s experience includes serving as General Counsel and Head of Governance at Legg Mason, Inc.	8	Independent Director, J.P. Morgan Exchange Traded Funds; Independent Director, SEI Advisors Inner Circle Fund III.

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Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Fred Naddaff (1958)	Trustee	Trustee (Since 2018)	Retired; Chief Operating Officer of Transfer Agency and Investor Services, FIS Global Asset Management (2012-2018). Qualifications: Mr. Naddaff’s experience includes a 40 year career in the financial services industry. He has experience in all aspects of mutual fund operations, fund accounting, administration, regulatory and compliance. In addition to FIS Global, he has held senior management positions at Citi Fund Services, BISYS Fund Services and First Data Investor Services Group.	8	None.

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Name and Year of Birth	Position(s) Held with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Officers
Dana D’Auria (1977)	President	Managing Director and Portfolio Manager, Symmetry Partners, LLC (December 2017-present); Director of Research, Symmetry Partners, LLC (2013-November 2017); Research Manager, Symmetry Partners, LLC (2008-2013).	8	None.
Steve Connors (1984)	Treasurer, Principal Financial Officer	Treasurer, Controller and Chief Financial Officer, SEI Investments (2015-present); Director, SEI Investments, Fund Accounting (2014-present); Audit Manager, Deloitte & Touche LLP (2011-2014).	8	None.
Carlyn Edgar (1963)	Chief Compliance Officer	Senior Vice President, Apex Group Ltd. (2008-present).	8	None.
Casey Dylan (1971)	Chief Operating Officer

Director Investment Product Strategy and Communications, Symmetry Partners, LLC (September 2017-present); Director of Investment Specialist and Advisor Services Group, Symmetry Partners, LLC (January 2015-September 2017); Consultant, Empirica Solutions Group (March 2013-January 2015).

Philip McDonald (1976)	Vice President	Director of Investments, Symmetry Partners, LLC (December 2017-present); Director of Fixed Income and Alternatives, Symmetry Partners, LLC (June 2016-November 2017; Associate Director of Research, Symmetry Partners, LLC (April 2013-May 2016).	8	None.
Sarah Bauer (1978)	Vice President	Managing Director, Symmetry Partners, LLC (December 2017-present); Director of National Accounts, Symmetry Partners, LLC (2012-November 2017).	8	None.

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Name and Year of Birth	Position(s) Held with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Officers (continued)
Sara Taylor (1973)	Chief Legal Officer, Secretary	Compliance Officer & Counsel, Symmetry Partners, LLC (October 2017-present); Assistant Director, The Hartford (July 2014-October 2017); Senior Compliance Specialist, The Hartford (May 2010-June 2014).	8	None.
Zachary Tackett (1988)	Anti-Money Laundering Compliance Officer, Identity Theft Prevention Officer	Counsel, Apex Group Ltd. (2014-present); Intern Associate, Coakley & Hyde, PLLC (2010-2013).	8	None.

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Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2019 to August 31, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

□ Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

□ Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, or returned checks. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic US Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,029.20	0.48%	$ 2.46
Hypothetical 5% Return	$ 1,000.00	$ 1,022.79	0.48%	$ 2.45
Symmetry Panoramic International Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 973.30	0.65%	$ 3.23
Hypothetical 5% Return	$ 1,000.00	$ 1,021.93	0.65%	$ 3.31
Symmetry Panoramic Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,005.80	0.52%	$ 2.63
Hypothetical 5% Return	$ 1,000.00	$ 1,022.58	0.52%	$ 2.65
Symmetry Panoramic Tax-Managed Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 997.10	0.42%	$ 2.11
Hypothetical 5% Return	$ 1,000.00	$ 1,023.09	0.42%	$ 2.14
Symmetry Panoramic US Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,053.40	0.41%	$ 2.12
Hypothetical 5% Return	$ 1,000.00	$ 1,023.14	0.41%	$ 2.09
Symmetry Panoramic Municipal Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,017.10	0.41%	$ 2.08
Hypothetical 5% Return	$ 1,000.00	$ 1,023.14	0.41%	$ 2.09
Symmetry Panoramic Global Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,076.00	0.43%	$ 2.25
Hypothetical 5% Return	$ 1,000.00	$ 1,023.04	0.43%	$ 2.19

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	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic Alternatives Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,025.70	0.50%	$ 2.55
Hypothetical 5% Return	$ 1,000.00	$ 1,022.68	0.50%	$ 2.55

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

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Notice to Shareholders (Unaudited)

For shareholders that do not have an August 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended August 31, 2019, the Fund is designating the following items with regard to distributions paid during the period:

	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)
Symmetry Panoramic US Equity Fund	0.00%	100.00%	100.00%	77.03%
Symmetry Panoramic International Equity Fund	0.00%	100.00%	100.00%	8.19%
Symmetry Panoramic Global Equity Fund	0.00%	100.00%	100.00%	35.86%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.00%	100.00%	100.00%	12.66%
Symmetry Panoramic US Fixed Income Fund	0.00%	100.00%	100.00%	0.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	100.00%	100.00%	0.00%
Symmetry Panoramic Global Fixed Income Fund	0.00%	100.00%	100.00%	0.00%
Symmetry Panoramic Alternatives Fund	0.00%	100.00%	100.00%	0.00%

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2019

	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
Symmetry Panoramic US Equity Fund	100.00%	0.00%	0.00%	0.00%
Symmetry Panoramic International Equity Fund	78.78%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Equity Fund	90.32%	0.00%	0.00%	0.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	98.89%	0.00%	0.00%	0.00%
Symmetry Panoramic US Fixed Income Fund	0.00%	0.00%	0.00%	0.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Fixed Income Fund	0.00%	0.00%	0.00%	0.00%
Symmetry Panoramic Alternatives Fund	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

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Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006-1600

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds described.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Tracie Ahern is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$94,000	$3,500	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A
(c)	Tax Fees	$24,000	$6,600	N/A
(d)	All Other Fees	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

2019
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2019 were $97,500.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”).

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Dana D'Auria
Dana D'Auria
President
Date: November 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Dana D'Auria
Dana D'Auria
President
Date: November 8, 2019

By	/s/ Stephen Connors
Stephen Connors
Treasurer & Principal Financial Officer
Date: November 8, 2019